UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Annual Report

October 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing in municipal money market securities.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Treasury
Daily Money Class
Actual	$ 1,000.00	$ 1,021.90	$ 3.57
HypotheticalA	$ 1,000.00	$ 1,021.68	$ 3.57
Capital Reserves Class
Actual	$ 1,000.00	$ 1,020.70	$ 4.84
Hypothetical A	$ 1,000.00	$ 1,020.42	$ 4.84
Advisor B Class
Actual	$ 1,000.00	$ 1,018.10	$ 7.38
Hypothetical A	$ 1,000.00	$ 1,017.90	$ 7.38
Advisor C Class
Actual	$ 1,000.00	$ 1,018.10	$ 7.38
Hypothetical A	$ 1,000.00	$ 1,017.90	$ 7.38
Prime
Daily Money Class
Actual	$ 1,000.00	$ 1,024.10	$ 3.57
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Capital Reserves Class
Actual	$ 1,000.00	$ 1,022.80	$ 4.84
Hypothetical A	$ 1,000.00	$ 1,020.42	$ 4.84
Tax-Exempt
Daily Money Class
Actual	$ 1,000.00	$ 1,015.60	$ 3.56
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Capital Reserves Class
Actual	$ 1,000.00	$ 1,014.30	$ 4.82
Hypothetical A	$ 1,000.00	$ 1,020.42	$ 4.84
Fidelity Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,016.80	$ 2.29
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Annualized Expense Ratio
Treasury
Daily Money Class	.70%
Capital Reserves Class	.95%
Advisor B Class	1.45%
Advisor C Class	1.45%
Prime
Daily Money Class	.70%
Capital Reserves Class	.95%
Tax-Exempt
Daily Money Class	.70%
Capital Reserves Class	.95%
Fidelity Tax-Free Money Market Fund	.45%

Annual Report

Treasury Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/07	% of fund's investments 4/30/07	% of fund's investments 10/31/06
0 - 30	94.8	94.9	100.0
31 - 90	1.7	3.0	0.0
91 - 180	0.0	0.9	0.0
181 - 397	3.5	1.2	0.0
Weighted Average Maturity
	10/31/07	4/30/07	10/31/06
Treasury Fund	10 Days	8 Days	11 Days
All Taxable Money Market Funds Average *	42 Days	40 Days	42 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2007	As of April 30, 2007
Repurchase Agreements 100.2%	Repurchase Agreements 99.8%
Net Other Assets** (0.2)%	Net Other Assets 0.2%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Treasury Fund

Investments October 31, 2007

Showing Percentage of Net Assets

Repurchase Agreements - 100.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
4.54% dated 10/31/07 due 11/1/07 (Collateralized by U.S. Treasury Obligations) #	$ 40,522	$ 40,517
4.56% dated 10/31/07 due 11/1/07 (Collateralized by U.S. Treasury Obligations) #	3,627,347	3,626,888
With UBS Warburg LLC At:
4.4%, dated 10/4/07 due 6/30/08 (Collateralized by U.S. Treasury Obligations valued at $47,183,161, 3.88% - 7.25%, 1/15/09 - 5/15/16)	45,452	44,000
5.2%, dated:
4/12/07 due 1/9/08 (Collateralized by U.S. Treasury Obligations valued at $40,751,172, 3% - 7.25%, 7/15/12 - 5/15/16)	39,493	38,000
5/4/07 due 1/29/08 (Collateralized by U.S. Treasury Obligations valued at $32,138,536, 0% - 7.25%, 5/15/16 - 8/15/32)	31,170	30,000
5.21%, dated 5/24/07 due 5/22/08 (Collateralized by U.S. Treasury Obligations valued at $32,143,490, 3% - 7.25%, 1/15/09 - 5/15/16)	31,585	30,000
5.25%, dated 6/1/07 due 5/30/08 (Collateralized by U.S. Treasury Obligations valued at $32,139,400, 0% - 7.25%, 5/15/16 - 8/15/35)	31,593	30,000
5.3%, dated 6/8/07 due 6/6/08 (Collateralized by U.S. Treasury Obligations valued at $32,143,587, 3% - 7.25%, 7/15/12 - 5/15/16)	31,608	30,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,869,405)		3,869,405
NET OTHER ASSETS - (0.2)%		(7,588)
NET ASSETS - 100%		$ 3,861,817
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$40,517,000 due 11/01/07 at 4.54%
Banc of America Securities LLC	$ 23,005
Lehman Brothers, Inc.	17,512
$ 40,517
$3,626,888,000 due 11/01/07 at 4.56%
ABN AMRO Bank N.V., New York Branch	$ 78,798
BNP Paribas Securities Corp.	666,803
Banc of America Securities LLC	48,559
Barclays Capital, Inc.	157,596
Bear Stearns & Co., Inc.	315,191
Credit Suisse Securities (USA) LLC	315,191
Deutsche Bank Securities, Inc.	157,596
Dresdner Kleinwort Securities LLC	157,596
Fortis Securities LLC	275,793
HSBC Securities (USA), Inc.	157,596
ING Financial Markets LLC	157,596
J.P. Morgan Securities, Inc.	78,798
Lehman Brothers, Inc.	357,742
Merrill Lynch Government Securities, Inc.	467,215
Morgan Stanley & Co., Inc.	234,818
$ 3,626,888

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2007
Assets
Investment in securities, at value (including repurchase agreements of $3,869,405) - See accompanying schedule: Unaffiliated issuers (cost $3,869,405)		$ 3,869,405
Receivable for investments sold		39,612
Receivable for fund shares sold		23,687
Interest receivable		4,526
Prepaid expenses		1
Receivable from investment adviser for expense reductions		26
Other receivables		8
Total assets		3,937,265

Liabilities
Payable for investments purchased	$ 39,604
Payable for fund shares redeemed	32,046
Distributions payable	912
Accrued management fee	817
Distribution fees payable	1,318
Other affiliated payables	683
Other payables and accrued expenses	68
Total liabilities		75,448

Net Assets		$ 3,861,817
Net Assets consist of:
Paid in capital		$ 3,861,659
Undistributed net investment income		51
Accumulated undistributed net realized gain (loss) on investments		107
Net Assets		$ 3,861,817

Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,833,222 ÷ 1,824,190 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,847,605 ÷ 1,855,623 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($56,806 ÷ 57,074 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($124,184 ÷ 124,759 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2007

Investment Income
Interest		$ 176,308

Expenses
Management fee	$ 8,547
Transfer agent fees	6,818
Distribution fees	14,291
Accounting fees and expenses	309
Custodian fees and expenses	2
Independent trustees' compensation	11
Registration fees	451
Audit	60
Legal	17
Miscellaneous	72
Total expenses before reductions	30,578
Expense reductions	(837)	29,741
Net investment income		146,567
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		199
Net increase in net assets resulting from operations		$ 146,766

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 146,567	$ 88,120
Net realized gain (loss)	199	5
Net increase in net assets resulting from operations	146,766	88,125
Distributions to shareholders from net investment income	(146,567)	(88,121)
Share transactions - net increase (decrease)	1,229,914	668,430
Total increase (decrease) in net assets	1,230,113	668,434

Net Assets
Beginning of period	2,631,704	1,963,270
End of period (including undistributed net investment income of $51 and undistributed net investment income of $51, respectively)	$ 3,861,817	$ 2,631,704

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.045	.041	.021	.005	.005
Distributions from net investment income	(.045)	(.041)	(.021)	(.005)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.55%	4.16%	2.16%	.51%	.55%
Ratios to Average Net Assets B
Expenses before reductions	.73%	.75%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70%	.70%	.70%	.70%	.70%
Net investment income	4.44%	4.13%	2.14%	.50%	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 1,833	$ 1,325	$ 982	$ 1,010	$ 1,151

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.042	.038	.019	.003	.003
Distributions from net investment income	(.042)	(.038)	(.019)	(.003)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.29%	3.90%	1.91%	.26%	.31%
Ratios to Average Net Assets B
Expenses before reductions	.97%	1.00%	.99%	.99%	1.00%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.95%	.94%
Expenses net of all reductions	.95%	.95%	.95%	.95%	.94%
Net investment income	4.19%	3.88%	1.89%	.25%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 1,848	$ 1,114	$ 764	$ 674	$ 852

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.037	.033	.014	.001	.001
Distributions from net investment income	(.037)	(.033)	(.014)	(.001)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	3.77%	3.38%	1.40%	.12%	.11%
Ratios to Average Net Assets C
Expenses before reductions	1.48%	1.50%	1.49%	1.49%	1.50%
Expenses net of fee waivers, if any	1.45%	1.45%	1.45%	1.07%	1.15%
Expenses net of all reductions	1.45%	1.45%	1.45%	1.07%	1.15%
Net investment income	3.69%	3.38%	1.39%	.12%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 83	$ 112	$ 161	$ 229

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.037	.033	.014	.001	.001
Distributions from net investment income	(.037)	(.033)	(.014)	(.001)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	3.78%	3.38%	1.40%	.12%	.11%
Ratios to Average Net Assets C
Expenses before reductions	1.47%	1.50%	1.49%	1.50%	1.50%
Expenses net of fee waivers, if any	1.45%	1.45%	1.45%	1.10%	1.15%
Expenses net of all reductions	1.45%	1.45%	1.45%	1.10%	1.15%
Net investment income	3.69%	3.38%	1.39%	.10%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 124	$ 110	$ 105	$ 117	$ 110

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/07	% of fund's investments 4/30/07	% of fund's investments 10/31/06
0 - 30	53.3	63.3	61.8
31 - 90	29.4	23.7	20.6
91 - 180	14.4	4.4	11.7
181 - 397	2.9	8.6	5.9
Weighted Average Maturity
	10/31/07	4/30/07	10/31/06
Prime Fund	47 Days	43 Days	50 Days
All Taxable Money Market Funds Average A	42 Days	40 Days	42 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2007 *		As of April 30, 2007 **
	Commercial Paper 19.7%		Commercial Paper 22.2%
	Bank CDs, BAs, TDs, and Notes 62.5%		Bank CDs, BAs, TDs, and Notes 50.5%
	Government Securities 0.0%		Government Securities 0.6%
	Repurchase Agreements 18.0%		Repurchase Agreements 24.6%
	Other Investments 2.2%		Other Investments 2.3%
	Net Other Assets (dagger) (2.4)%		Net Other Assets (dagger) (0.2)%
* Foreign investments	41.1%	** Foreign investments	33.8%

8 Net Other Assets are not included in the pie chart.

A Source: iMoneyNet, Inc.

Annual Report

Prime Fund

Investments October 31, 2007

Showing Percentage of Net Assets

Certificates of Deposit - 25.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.2%
Merrill Lynch Bank USA
11/14/07	5.63%	$ 45,000	$ 45,000
London Branch, Eurodollar, Foreign Banks - 10.9%
Banco Santander Central Hispano SA
4/9/08	5.16	100,000	100,004
Barclays Bank PLC
3/4/08	5.35	175,000	175,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	75,000	75,000
Calyon
11/5/07 to 6/16/08	5.34 to 5.42	228,000	228,000
Credit Agricole SA
12/12/07 to 2/1/08	4.85 to 5.36	275,000	275,000
Credit Industriel et Commercial
12/3/07 to 4/16/08	5.06 to 5.28	369,000	369,000
HBOS Treasury Services PLC
11/23/07 to 2/11/08	5.30 to 5.47	127,000	127,000
ING Bank NV
12/6/07	5.36	180,000	180,000
Landesbank Hessen-Thuringen
2/4/08	5.25	100,000	100,000
Societe Generale
12/14/07 to 3/14/08	4.79 to 5.40	390,000	390,000
Unicredito Italiano SpA
11/13/07	5.37	79,000	79,000
			2,098,004
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 14.6%
Banco Bilbao Vizcaya Argentaria SA
1/9/08	5.25%	$ 13,000	$ 13,000
Bank of Scotland PLC
11/5/07	5.31 (c)	33,000	33,000
12/26/07 to 1/25/08	5.18 to 5.38 (c)	350,000	350,000
Barclays Bank PLC
11/7/07 to 4/25/08	4.78 to 5.36	525,000	525,003
Canadian Imperial Bank of Commerce
11/15/07 to 11/23/07	4.95 to 5.18 (c)	185,000	185,000
Credit Suisse First Boston
12/17/07 to 5/21/08	5.17 to 5.66 (c)	344,000	344,000
Deutsche Bank AG
11/21/07 to 12/3/07	5.40 to 5.69 (c)	125,000	125,000
HBOS Treasury Services PLC
12/12/07 to 2/11/08	5.30 to 5.75	265,000	265,000
Landesbank Baden-Wuert
11/5/07 to 6/11/08	5.25 to 5.45	101,000	100,997
Norddeutsche Landesbank
1/22/08	5.25	8,500	8,500
Royal Bank of Scotland PLC
1/22/08	5.00	75,000	75,000
Societe Generale
11/2/07 to 1/16/08	5.34 to 5.40	225,000	225,000
Sumitomo Mitsui Banking Corp.
1/28/08	5.04	43,000	43,000
Svenska Handelsbanken AB
11/14/07 to 11/21/07	5.49 to 5.55	141,000	141,000
UBS AG
2/19/08 to 4/2/08	5.11 to 5.46	394,000	394,000
			2,827,500
TOTAL CERTIFICATES OF DEPOSIT			4,970,504
Commercial Paper - 19.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Aegis Finance LLC
11/6/07 to 11/9/07	5.72 to 5.74%	$ 127,000	$ 126,865
Asscher Finance Corp.
11/13/07	5.36 (b)	28,000	27,951
Banco Espirito Santo
1/22/08	5.37	4,000	3,952
Bank of America Corp.
12/20/07 to 2/13/08	5.33 to 5.37	415,000	410,333
Bavaria TRR Corp.
11/15/07	5.20	54,000	53,891
Bryant Park Funding LLC
11/15/07 to 12/12/07	5.12 to 6.25	76,000	75,703
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/13/07 to 1/31/08	5.09 to 5.73	274,000	271,791
Citigroup Funding, Inc.
11/5/07 to 2/11/08	5.36 to 5.37	137,000	136,246
DnB NOR Bank ASA
1/22/08	4.80	25,000	24,730
DZ Bank AG
11/9/07	5.12	52,000	51,941
Emerald (MBNA Credit Card Master Note Trust)
11/15/07 to 1/23/08	4.93 to 5.38	222,000	220,142
Falcon Asset Securitization Corp.
11/19/07	5.19	28,000	27,928
Grampian Funding LLC
11/5/07 to 1/15/08	5.16 to 5.66	273,000	272,237
HBOS Treasury Services PLC
11/16/07 to 11/21/07	5.47	75,000	74,802
HSH Nordbank AG
1/14/08	5.31	42,000	41,548
Jupiter Securitization Corp.
11/5/07 to 1/17/08	6.02 to 6.03	249,978	248,629
Landesbank Baden-Wuert
1/31/08	5.50	86,000	84,833
Mont Blanc Capital Corp.
11/15/07 to 12/17/07	5.21 to 5.27	45,000	44,785
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Monument Gardens Funding
1/11/08 to 4/7/08	4.91 to 5.35%	$ 162,978	$ 160,599
Morgan Stanley
11/13/07 to 6/13/08	5.29 to 5.64	207,000	204,737
Nationwide Building Society
1/14/08 to 3/20/08	5.20 to 5.30	129,000	126,842
Norddeutsche Landesbank Girozentrale
1/16/08	5.35 (b)	42,000	41,533
1/18/08	5.35	8,000	7,909
Park Avenue Receivables Corp.
11/5/07 to 1/18/08	5.12 to 6.03 (b)	76,000	75,416
Scaldis Capital LLC
11/13/07 to 11/15/07	5.66	45,000	44,908
Sheffield Receivables Corp.
11/2/07 to 11/19/07	5.00 to 5.23	233,000	232,735
Societe Generale North America, Inc.
11/13/07 to 12/7/07	5.49 to 5.86	176,000	175,145
Thames Asset Global Securities No. 1, Inc.
11/2/07 to 2/26/08	4.80 to 6.20	137,531	136,904
Toyota Motor Credit Corp.
1/11/08	5.31	175,000	173,236
UBS Finance, Inc.
11/6/07 to 11/7/07	5.37 to 5.64	65,000	64,949
UniCredito Italiano Bank (Ireland) PLC
2/11/08 to 2/14/08	5.35	130,000	128,079
Variable Funding Capital Co. LLC
11/5/07	5.37 (b)	23,000	22,986
TOTAL COMMERCIAL PAPER			3,794,285
Master Notes - 3.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Asset Funding Co. III LLC
11/5/07 to 1/14/08	5.19 to 5.45% (c)(e)	$ 308,000	$ 308,000
Bear Stearns & Co., Inc.
4/28/08	5.19 (c)	91,000	91,000
Goldman Sachs Group, Inc.
11/14/07	5.68 (c)(e)	222,000	222,000
Lehman Brothers Holdings, Inc.
11/13/07 to 2/28/08	5.09 to 5.23 (c)(e)	63,000	63,000
Lehman Commercial Paper, Inc.
11/1/07	5.39 (c)(e)	67,000	67,000
TOTAL MASTER NOTES			751,000
Medium-Term Notes - 31.7%

AIG Matched Funding Corp.
11/1/07 to 1/2/08	5.18 to 5.68 (b)(c)	242,000	242,000
11/15/07	5.55 (c)	88,000	88,000
Allstate Life Global Funding II
11/8/07 to 11/27/07	4.85 to 5.19 (b)(c)	40,000	40,000
ASIF Global Financing XXX
11/23/07	4.97 (b)(c)	55,000	55,000
Asscher Finance Corp.
3/6/08	5.40 (b)	75,000	75,000
Australia & New Zealand Banking Group Ltd.
11/23/07	4.97 (b)(c)	40,000	40,000
Bancaja US Debt SAU
1/23/08	5.18 (b)(c)	57,000	57,000
Banesto SA
1/18/08	5.20 (b)(c)	90,000	90,000
Bank of America NA
11/12/07 to 1/25/08	5.08 to 5.38 (c)	209,000	208,990
Banque Federative du Credit Mutuel
11/13/07	5.10 (b)(c)	86,000	86,000
Bayerische Landesbank Girozentrale
11/19/07 to 1/15/08	5.28 to 5.55 (c)	190,000	190,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Beta Finance, Inc./Beta Finance Corp.
1/9/08 to 1/15/08	5.18% (b)(c)	$ 44,000	$ 43,988
BNP Paribas SA
11/26/07	4.86 (b)(c)	75,000	75,000
11/5/07 to 11/7/07	5.06 to 5.33 (c)	104,000	103,959
Caja de Ahorros Pens Barcelona
1/23/08	5.15 (b)(c)	90,000	90,000
Caja Madrid SA
1/22/08	5.35 (c)	46,000	46,000
Calyon
11/30/07	4.71 (c)	131,000	130,954
CC USA, Inc.
1/9/08	5.18 (b)(c)	82,000	81,978
Citigroup Funding, Inc.
11/13/07 to 11/14/07	5.50 to 5.58 (c)	427,000	427,000
Commonwealth Bank of Australia
11/26/07	4.91 (c)	33,000	33,000
Credit Agricole SA
1/23/08	5.14 (c)	75,000	75,000
12/24/07	5.18 (b)(c)	170,000	170,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	85,000	85,000
Cullinan Finance Ltd./Corp.
4/25/08 to 5/20/08	5.31 to 5.35 (b)	144,000	144,000
Danske Bank A/S
11/20/07	4.97 (b)(c)	150,000	149,990
DnB NOR Bank ASA
11/26/07	4.87 (b)(c)	150,000	150,000
Dorada Finance, Inc.
1/9/08	5.18 (c)	24,000	23,994
General Electric Capital Corp.
11/7/07 to 11/26/07	4.91 to 5.16 (c)	193,000	192,992
Genworth Life Insurance Co.
11/1/07	5.20 (c)(e)	45,000	45,000
Hartford Life Global Funding Trust
11/15/07	5.13 (c)	40,000	40,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
HBOS Treasury Services PLC
11/20/07	5.58% (b)(c)	$ 10,000	$ 10,000
12/24/07	5.28 (c)	85,000	85,000
HSBC Finance Corp.
11/26/07	4.94 (c)	45,000	45,000
HSH Nordbank AG
11/23/07	5.01 (b)(c)	47,000	47,000
ING USA Annuity & Life Insurance Co.
12/24/07	5.31 (c)(e)	25,000	25,000
Intesa Bank Ireland PLC
11/26/07	4.88 (b)(c)	150,000	150,000
Links Finance LLC
1/14/08 to 1/22/08	5.15 to 5.22 (b)(c)	70,000	69,995
MBIA Global Funding LLC
11/30/07	4.80 (b)(c)	14,000	14,000
Merrill Lynch & Co., Inc.
11/5/07	5.21 (c)	27,000	27,010
MetLife Insurance Co. of Connecticut
11/19/07 to 1/2/08	5.31 to 5.60 (c)(e)	40,000	40,000
Metropolitan Life Global Funding I
11/6/07 to 11/28/07	4.93 to 5.15 (b)(c)	47,148	47,148
Metropolitan Life Insurance Co.
11/19/07	5.60 (c)(e)	5,000	5,000
Monumental Global Funding 2007
11/29/07	5.66 (b)(c)	44,000	44,000
Monumental Global Funding III
12/20/07	5.57 (b)(c)	25,000	25,000
Morgan Stanley
11/1/07 to 12/7/07	4.91 to 5.77 (c)	173,379	173,392
Nightingale Finance Ltd./LLC
3/18/08	5.45 (b)	5,000	5,000
Pacific Life Global Funding
11/13/07	5.16 (c)	5,000	5,000
11/5/07	5.20 (b)(c)	22,500	22,500
RACERS
11/23/07	5.15 (b)(c)	95,000	95,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Canada
11/13/07 to 11/30/07	4.70 to 5.17% (c)	$ 43,000	$ 42,970
11/6/07	5.09 (b)(c)	100,000	100,000
Royal Bank of Scotland PLC
11/21/07 to 1/11/08	5.01 to 5.26 (b)(c)	111,000	110,994
Security Life of Denver Insurance Co.
11/28/07	5.60 (c)(e)	18,000	18,000
Sigma Finance, Inc.
12/28/07 to 8/1/08	5.17 to 5.40 (b)(c)	400,000	399,992
Skandinaviska Enskilda Banken AB
12/10/07 to 12/24/07	5.18 to 5.70 (c)	189,000	188,984
Societe Generale
11/2/07	5.11 (b)(c)	44,000	44,000
Svenska Handelsbanken AB
11/13/07	5.06 (b)(c)	74,000	74,000
U.S. Bank NA, Cincinnati
11/8/07	5.06 (c)	11,000	10,995
UniCredito Italiano Bank (Ireland) PLC
11/14/07 to 1/11/08	5.11 to 5.24 (b)(c)	216,500	216,405
UniCredito Italiano SpA, New York
11/20/07 to 12/3/07	5.48 to 5.62 (c)	92,000	91,999
Wachovia Bank NA
11/27/07 to 1/25/08	4.81 to 4.98 (c)	137,000	136,992
Washington Mutual Bank
11/16/07	5.57 (c)	21,000	21,001
Wells Fargo & Co.
11/2/07 to 11/15/07	5.17 to 5.18 (c)	135,000	135,000
WestLB AG
11/13/07 to 12/31/07	5.18 to 5.25 (b)(c)	102,000	102,000
Westpac Banking Corp.
11/14/07 to 12/4/07	5.60 to 5.72 (b)(c)	189,000	188,979
12/11/07	5.79 (c)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			6,117,201
Short-Term Notes - 1.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
12/3/07	5.77% (c)(e)	$ 20,000	$ 20,000
Jackson National Life Insurance Co.
1/2/08	5.28 (c)(e)	25,000	25,000
Metropolitan Life Insurance Co.
11/1/07 to 1/2/08	5.33 to 5.48 (c)(e)	45,000	45,000
Monumental Life Insurance Co.
11/1/07	5.27 to 5.30 (c)(e)	38,000	38,000
New York Life Insurance Co.
1/2/08	5.31 (c)(e)	75,000	75,000
Transamerica Occidental Life Insurance Co.
11/1/07	5.53 (c)(e)	40,000	40,000
TOTAL SHORT-TERM NOTES			243,000
Asset-Backed Securities - 2.2%

Aardvark ABS CDO
1/7/08	5.15 (b)(c)	73,784	73,784
Le Monde CDO I PLC / LLC
3/5/08	5.16 (b)(c)	77,000	76,992
Master Funding Trust I
3/25/08 to 5/27/08	4.85 (b)(c)	72,000	72,000
PASA Funding 2007 Ltd.
1/7/08	5.34 (b)(c)	175,000	175,000
Wachovia Asset Securitization Issuance LLC
11/26/07	5.02 (b)(c)	6,993	6,993
Wind Trust
1/25/08	4.87 (b)(c)	12,000	12,000
TOTAL ASSET-BACKED SECURITIES			416,769
Repurchase Agreements - 18.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
4.91% dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) #	$ 51,132	$ 51,125
4.96% dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) #	697	697
With:
Banc of America Securities LLC At:
5.09%, dated 10/31/07 due 11/1/07 (Collateralized by Mortgage Loan Obligations valued at $56,700,000, 0% - 7%, 5/15/08 - 11/10/45)	54,008	54,000
5.14%, dated 10/31/07 due 11/1/07 (Collateralized by Corporate Obligations valued at $300,300,001, 5.63% - 11.63%, 4/15/12 - 3/20/28)	286,041	286,000
Barclays Capital, Inc. At 5.09%, dated 10/31/07 due 11/1/07 (Collateralized by Corporate Obligations valued at $7,140,001, 4.2%, 9/15/09)	7,001	7,000
Citigroup Global Markets, Inc. At 5.09%, dated 10/31/07 due 11/1/07 (Collateralized by Mortgage Loan Obligations valued at $416,850,000, 4.66% - 5.73%, 9/25/33 - 12/10/49)	397,056	397,000
Credit Suisse First Boston, Inc. At 5.04%, dated 8/8/07 due 11/6/07 (Collateralized by Corporate Obligations valued at $181,560,394, 1.06% - 9.15%, 3/23/10 - 6/7/52) (c)(d)	180,243	178,000
Deutsche Bank Securities, Inc. At:
5%, dated 10/19/07 due 11/19/07 (Collateralized by Mortgage Loan Obligations valued at $43,860,000, 1.88% - 5.5%, 9/15/27 - 2/25/47)	43,185	43,000
5.09%, dated 10/31/07 due 11/1/07 (Collateralized by Municipal Bond Obligations valued at $679,359,590, 4.4% - 10.25%, 4/1/09 - 9/1/40)	655,093	655,000
5.27%, dated 10/17/07 due 1/16/08 (Collateralized by Corporate Obligations valued at $46,200,001, 5.94% - 8.75%, 2/16/12 - 8/1/13)	44,586	44,000
5.37%, dated 8/7/07 due 11/5/07 (Collateralized by Mortgage Loan Obligations valued at $93,840,001, 0.01% - 6.95%, 9/1/13 - 12/10/49)	93,235	92,000
Goldman Sachs & Co. At:
4.9%, dated 11/1/07 due 2/4/08 (Collateralized by Commercial Paper valued at $94,860,001, 0% - 7%, 11/13/07 - 12/1/33)	94,203	93,000
5%, dated 10/26/07 due 1/24/08 (Collateralized by Mortgage Loan Obligations valued at $88,200,001, 1.38% - 6.5%, 2/1/12 - 7/25/36)	85,050	84,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
5.09%, dated 10/31/07 due 11/1/07:
(Collateralized by Corporate Obligations valued at $85,680,000, 5.82%, 12/15/08)	$ 84,012	$ 84,000
(Collateralized by Mortgage Loan Obligations valued at $65,100,001, 6% - 6.5%, 7/25/36 - 8/25/37)	62,009	62,000
5.74%, dated 8/31/07 due 11/29/07 (Collateralized by Mortgage Loan Obligations valued at $108,120,000, 0% - 9.5%, 11/15/13 - 6/1/47)	107,521	106,000
Lehman Brothers, Inc. At:
4.95%, dated 10/29/07 due 1/29/08 (Collateralized by Mortgage Loan Obligations valued at $45,152,070, 0.25% - 7.02%, 8/25/35 - 10/15/49)	43,544	43,000
5%, dated 10/29/07 due 1/29/08 (Collateralized by Corporate Obligations valued at $42,002,034, 6.27% - 8.6%, 1/15/29 - 2/8/36)	40,511	40,000
5.19%, dated 9/13/07 due 12/12/07 (Collateralized by Corporate Obligations valued at $134,642,214, 5.25% - 6.64%, 12/23/10 - 5/30/37) (c)(d)	133,713	132,000
5.32%, dated 7/30/07 due 11/6/07 (Collateralized by Corporate Obligations valued at $23,461,238, 5.25% - 9.1%, 7/23/15 - 7/25/34)	23,336	23,000
5.36%, dated 7/30/07 due 11/6/07 (Collateralized by Mortgage Loan Obligations valued at $23,462,632, 5.5%, 9/1/36)	23,339	23,000
5.5%, dated 10/31/07 due 11/1/07 (Collateralized by Corporate Obligations valued at $86,100,722, 3.63% - 12.25%, 12/10/07 - 1/20/37)	82,013	82,000
Merrill Lynch, Pierce, Fenner & Smith At:
5.09%, dated 10/31/07 due 11/1/07 (Collateralized by Mortgage Loan Obligations valued at $182,702,641, 0.16% - 6.22%, 4/10/17 - 3/12/51)	174,025	174,000
5.1%, dated 10/17/07 due 11/16/07 (Collateralized by Equity Securities valued at $91,932,000)	87,370	87,000
5.14%, dated 10/31/07 due 11/1/07:
(Collateralized by Corporate Obligations valued at $176,461,680, 3.75% - 11.5%, 3/1/08 - 12/16/36)	173,025	173,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
5.14%, dated 10/31/07 due 11/1/07: - continued
(Collateralized by Equity Securities valued at $405,497,267)	$ 386,055	$ 386,000
5.56%, dated 8/15/07 due 11/15/07 (Collateralized by Mortgage Loan Obligations valued at $71,187,880, 4.4% - 6.01%, 3/25/35 - 4/30/37)	67,952	67,000
TOTAL REPURCHASE AGREEMENTS		3,466,822
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $19,759,581)		19,759,581
NET OTHER ASSETS - (2.4)%		(463,231)
NET ASSETS - 100%		$ 19,296,350
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,025,624,000 or 20.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,036,000,000 or 5.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.19%, 11/5/07	11/7/06	$ 90,000
5.2%, 11/5/07	8/29/06	$ 88,000
5.45%, 1/14/08	10/10/07	$ 130,000
Genworth Life Insurance Co. 5.2%, 11/1/07	3/30/07 to 7/31/07	$ 45,000
Goldman Sachs Group, Inc. 5.68%, 11/14/07	8/13/07	$ 222,000
Security	Acquisition Date	Cost (000s)
Hartford Life Insurance Co. 5.77%, 12/3/07	12/16/03	$ 20,000
ING USA Annuity & Life Insurance Co. 5.31%, 12/24/07	6/23/05	$ 25,000
Jackson National Life Insurance Co. 5.28%, 1/2/08	3/31/03	$ 25,000
Lehman Brothers Holdings, Inc.: 5.09%, 2/28/08	12/11/06	$ 18,000
5.23%, 11/13/07	1/10/07	$ 45,000
Lehman Commercial Paper, Inc. 5.39%, 11/1/07	9/28/07	$ 67,000
MetLife Insurance Co. of Connecticut: 5.31%, 1/2/08	3/28/07	$ 25,000
5.6%, 11/19/07	5/17/07	$ 15,000
Metropolitan Life Insurance Co.: 5.33%, 1/2/08	3/26/02	$ 35,000
5.48%, 11/1/07	2/24/03	$ 10,000
5.6%, 11/19/07	8/17/07	$ 5,000
Monumental Life Insurance Co. 5.27%, 11/1/07	7/31/98 to 9/17/98	$ 18,000
5.3%, 11/1/07	3/12/99	$ 20,000
New York Life Insurance Co. 5.31%, 1/2/08	2/28/02	$ 75,000
Security Life of Denver Insurance Co. 5.6%, 11/28/07	8/26/05	$ 18,000
Transamerica Occidental Life Insurance Co. 5.53%, 11/1/07	4/28/00	$ 40,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$51,125,000 due 11/01/07 at 4.91%
BNP Paribas Securities Corp.	$ 13,390
Banc of America Securities LLC	13,390
Credit Suisse Securities (USA) LLC	24,345
$ 51,125
$697,000 due 11/01/07 at 4.96%
Bank of America, NA	$ 29
Barclays Capital, Inc.	159
Bear Stearns & Co., Inc.	159
Credit Suisse Securities (USA) LLC	159
Greenwich Capital Markets, Inc.	40
HSBC Securities (USA), Inc.	79
ING Financial Markets LLC	72
$ 697
Income Tax Information
At October 31, 2007, the fund had a capital loss carryforward of approximately $214,000 of which $76,000 and $138,000 will expire on October 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $3,466,822) - See accompanying schedule: Unaffiliated issuers (cost $19,759,581)		$ 19,759,581
Cash		765
Receivable for investments sold		99,032
Receivable for fund shares sold		341,654
Interest receivable		111,867
Prepaid expenses		7
Receivable from investment adviser for expense reductions		122
Other receivables		202
Total assets		20,313,230

Liabilities
Payable for investments purchased	$ 703,639
Payable for fund shares redeemed	297,686
Distributions payable	1,663
Accrued management fee	3,973
Distribution fees payable	6,220
Other affiliated payables	3,279
Other payables and accrued expenses	420
Total liabilities		1,016,880

Net Assets		$ 19,296,350
Net Assets consist of:
Paid in capital		$ 19,296,768
Distributions in excess of net investment income		(204)
Accumulated undistributed net realized gain (loss) on investments		(214)
Net Assets		$ 19,296,350

Daily Money Class: Net Asset Value, offering price and redemption price per share ($8,466,915 ÷ 8,467,128 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($10,829,435 ÷ 10,829,077 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2007

Investment Income
Interest (including $111 from affiliated interfund lending)		$ 959,654

Expenses
Management fee	$ 44,276
Transfer agent fees	35,578
Distribution fees	69,542
Accounting fees and expenses	1,146
Custodian fees and expenses	191
Independent trustees' compensation	59
Registration fees	5,042
Audit	115
Legal	64
Miscellaneous	131
Total expenses before reductions	156,144
Expense reductions	(7,001)	149,143
Net investment income		810,511
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		301
Net increase in net assets resulting from operations		$ 810,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 810,511	$ 575,564
Net realized gain (loss)	301	4
Net increase in net assets resulting from operations	810,812	575,568
Distributions to shareholders from net investment income	(810,497)	(575,571)
Share transactions - net increase (decrease)	3,565,185	3,205,142
Total increase (decrease) in net assets	3,565,500	3,205,139

Net Assets
Beginning of period	15,730,850	12,525,711
End of period (including distributions in excess of net investment income of $204 and distributions in excess of net investment income of $27, respectively)	$ 19,296,350	$ 15,730,850

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.047	.042	.023	.006	.006
Distributions from net investment income	(.047)	(.042)	(.023)	(.006)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.82%	4.28%	2.29%	.61%	.65%
Ratios to Average Net AssetsB
Expenses before reductions	.74%	.75%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70%	.70%	.70%	.70%	.70%
Net investment income	4.72%	4.23%	2.28%	.62%	.65%
Supplemental Data
Net assets, end of period (in millions)	$ 8,467	$ 6,741	$ 5,065	$ 4,906	$ 4,744

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.045	.039	.020	.004	.004
Distributions from net investment income	(.045)	(.039)	(.020)	(.004)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.56%	4.02%	2.03%	.36%	.40%
Ratios to Average Net Assets B
Expenses before reductions	.99%	1.00%	1.00%	.99%	.97%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.95%	.95%	.95%	.95%	.95%
Net investment income	4.47%	3.98%	2.03%	.37%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 10,829	$ 8,990	$ 7,460	$ 6,727	$ 4,945

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/07	% of fund's investments 4/30/07	% of fund's investments 10/31/06
0 - 30	83.8	91.9	93.0
31 - 90	3.0	0.5	1.0
91 - 180	3.0	5.8	1.5
181 - 397	10.2	1.8	4.5
Weighted Average Maturity
	10/31/07	4/30/07	10/31/06
Tax-Exempt Fund	39 Days	19 Days	21 Days
All Tax-Free Money Market Funds Average *	30 Days	20 Days	26 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2007	As of April 30, 2007
Variable Rate Demand Notes (VRDNs) 76.1%	Variable Rate Demand Notes (VRDNs) 84.8%
Commercial Paper (including CP Mode) 3.6%	Commercial Paper (including CP Mode) 1.6%
Tender Bonds 1.8%	Tender Bonds 0.9%
Municipal Notes 10.9%	Municipal Notes 4.8%
Municipal Bonds 0.9%	Municipal Bonds 0.9%
Fidelity Tax-Free Cash Central Fund 2.4%	Fidelity Tax-Free Cash Central Fund 2.8%
Net Other Assets 4.3%	Net Other Assets 4.2%

*Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Fund

Investments October 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 95.7%
	Principal Amount (000s)	Value (000s)
Alabama - 1.8%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 10,000	$ 10,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series ROC II R 10105, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,100	4,100
Homewood Edl. Bldg. Auth. Rev. 3.51% (AMBAC Insured), VRDN (c)	20,035	20,035
Huntsville Health Care Auth. Rev. Bonds 5%, tender 3/3/08, LOC Regions Bank of Alabama (c)	10,000	10,043
Jefferson County Ltd. Oblig. School Warrants Series B, 3.47% (AMBAC Insured), VRDN (c)	16,900	16,900
Jefferson County Swr. Rev.:
Series 2002 C6, 3.47% (XL Cap. Assurance, Inc. Insured), VRDN (c)	12,200	12,200
Series 2003 B7, 3.47% (XL Cap. Assurance, Inc. Insured), VRDN (c)	15,200	15,200
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Participating VRDN Series Solar 06 109, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,375	10,375
Univ. of Alabama - Birmingham Participating VRDN Series BA 1001, 3.49% (Liquidity Facility Bank of America NA) (c)(f)	7,355	7,355
		106,208
Alaska - 1.0%
Alaska Int'l. Arpts. Revs. Participating VRDN Series PT 1397, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,580	4,580
Anchorage Gen. Oblig. Participating VRDN:
Series PT 2652, 3.52% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,980	7,980
Series PT 2655, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,755	5,755
Anchorage Lease Rev. Participating VRDN Series PT 2657, 3.52% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,515	2,515
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,330	12,330
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,075	3,075
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 3.32%, VRDN (c)	19,000	19,000
		55,235
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 2.5%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series ROC II R4080, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 8,860	$ 8,860
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,995	2,995
Series ROC II R174, 3.51% (Liquidity Facility Citibank NA) (c)(f)	4,995	4,995
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.53% (Liquidity Facility BNP Paribas SA) (c)(f)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	4,675	4,675
Series PA 1373, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	17,950	17,950
Series Putters 1374, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,105	10,105
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R6039, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,130	5,130
Series 2007 A, 3.5% 3/7/08, LOC Dexia Cr. Local de France, CP	6,400	6,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,200	1,200
Phoenix Gen. Oblig. Participating VRDN Series EC 1118, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,845	5,845
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	7,600	7,600
Series EGL 06 22 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	12,070	12,070
Series EGL 06 93 Class A, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	24,790	24,790
Series MS 04 1227, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	1,900	1,900
Series PT 1512, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 1003, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 5,190	$ 5,190
Series ROC II R1002, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,490	4,490
Series B, 3.55% 12/10/07, CP	11,900	11,900
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series ROC II R 11256, 3.53% (Liquidity Facility Citibank NA) (c)(f)	5,250	5,250
		145,345
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	4,980	4,980
California - 2.2%
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 3.63% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,055	14,055
California Gen. Oblig. RAN 4% 6/30/08	107,400	107,839
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.58%, LOC Societe Generale, VRDN (c)	3,100	3,100
		124,994
Colorado - 2.4%
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,260	15,260
Colorado Adventist Health Participating VRDN Series ROC 679 CE, 3.51% (Liquidity Facility Citibank NA) (c)(f)	7,500	7,500
Colorado Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,615	5,615
Colorado Dept. of Trans. Rev. Participating VRDN Series ROC II R 4046, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,270	3,270
Colorado Health Participating VRDN Series MS 7023, 3.5% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	7,500	7,500
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	19,140	19,140
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.3%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	6,730	6,730
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Arpt. Rev. Participating VRDN Series ROC II R 9167, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 8,500	$ 8,500
Douglas and Elbert Counties School District #RE1 Participating VRDN Series ROC II R 11155, 3.51% (Liquidity Facility Citibank NA) (c)(f)	5,955	5,955
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.51% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	4,895	4,895
Series PZ 112, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,265	1,265
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,760	2,760
Larimer, Weld & Boulder Counties School District R2J Thompson Participating VRDN Series PT 3317, 3.52% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,205	4,205
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,980	1,980
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,505	10,505
Series Putters 862, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,025	4,025
Univ. of Colorado Hosp. Auth. Rev. Participating VRDN Series ROC II R 10243 CE, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	18,800	18,800
Weld County School District #006 Greeley Participating VRDN Series PT 4414, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,900	6,900
		135,805
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.62%, VRDN (c)	3,500	3,500
Series 1999 A, 3.5%, VRDN (c)	3,800	3,800
Delaware Trans. Auth. Trans. Sys. Rev. Participating VRDN Series PZ 143, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,755	7,755
		15,055
District Of Columbia - 0.2%
District of Columbia Gen. Oblig. Participating VRDN Series PT 2440, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,850	1,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) Series 1999 B, 3.65% tender 11/7/07 (AMBAC Insured) (Liquidity Facility Bank of America NA), CP mode	$ 5,000	$ 5,000
(American Assoc. Med. Colleges Proj.) 3.57% (AMBAC Insured), VRDN (c)	3,575	3,575
		10,425
Florida - 10.7%
Brevard Participating VRDN Series ROC 655 CE, 3.51% (Liquidity Facility Citibank NA) (c)(f)	9,720	9,720
Brevard County School Board Ctfs. of Prtn. Participating VRDN Series Putters 638, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,615	2,615
Broward County Gen. Oblig. Participating VRDN Series EC 1095, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,620	4,620
Broward County School Board Participating VRDN Series BA 07 129, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	6,640	6,640
Broward County School District TAN 4% 9/30/08 (b)	9,600	9,652
Citizens Property Ins. Corp. Participating VRDN Series SGB 67, 3.5% (Liquidity Facility Societe Generale) (c)(f)	18,000	18,000
Florida Board of Ed. Participating VRDN:
Series PT 1223, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,000	7,000
Series PT 3979, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,000	6,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.51% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	13,000	13,000
Series EGL 01 905, 3.5% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	10,200	10,200
Florida Board of Ed. Cap. Outlay Pub. Ed. Rev. Participating VRDN Series EC 1150, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,600	4,600
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2036, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,060	8,060
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7050054 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series ROC II R482, 3.51% (Liquidity Facility Citibank NA) (c)(f)	9,695	9,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Envir. Protection Rev. Participating VRDN Series PT 3400, 3.52% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 6,720	$ 6,720
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series Putters 218, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,820	7,820
Series PZ 184, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,140	6,140
Florida Gen. Oblig. Participating VRDN:
Series Clipper 07 27, 3.49% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	17,110	17,110
Series PZ 130, 3.53% (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,860	2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,900	9,900
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,680	8,680
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.5% (Liquidity Facility Societe Generale) (c)(f)	2,910	2,910
Fort Myers Impt. Rev. Participating VRDN Series Putters 1709, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,655	3,655
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,820	12,820
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PT 1981, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,995	4,995
Highlands County Health Facilities Auth. Rev. Participating VRDN Series Putters 1405, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,620	8,620
Hillsborough County School District Sales Tax Rev. Participating VRDN Series ROC II R 2225, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	15,965	15,965
Hillsborough Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 646 CE, 3.51% (Liquidity Facility Citibank NA) (c)(f)	3,900	3,900
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.29%, LOC Wachovia Bank NA, VRDN (c)	2,700	2,700
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.51% (Liquidity Facility Citibank NA) (c)(f)	1,695	1,695
Jacksonville Trans. Rev. Participating VRDN Series ROC II R 9143, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	23,110	23,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 5,470	$ 5,470
Lake County Cap. Impt. Rev. Participating VRDN:
Series MS 06 1764, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	13,800	13,800
Series MS 06 1765, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	13,955	13,955
Lake County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1639, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,825	10,825
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 3.28%, VRDN (c)	24,900	24,900
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series PT 3268, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	15,845	15,845
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series ROC II R 11263, 3.34% (Liquidity Facility Citibank NA) (c)(f)	13,000	13,000
Miami-Dade County Expressway Auth. Participating VRDN:
Series ROC II R 9026, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,345	10,345
Series ROC II R 9027, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	13,835	13,835
Miami-Dade County Facilities Rev. Participating VRDN Series PT 4442, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,655	7,655
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,775	6,775
Miami-Dade County School District TAN 4% 10/3/08	15,800	15,887
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN:
Series Putters 2156, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	24,830	24,830
Series RBC I 43, 3.5% (Liquidity Facility Royal Bank of Canada) (c)(f)	5,000	5,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,485	5,485
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 560, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,610	5,610
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando & Orange County Expressway Auth. Rev. Participating VRDN:
Series Putters 1345, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 4,000	$ 4,000
Series ROC II R 10037, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	36,495	36,495
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 3.49%, LOC Northern Trust Co., Chicago, VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) 3.49%, LOC Northern Trust Co., Chicago, VRDN (c)	2,700	2,700
Panama City Beach Participating VRDN Series Solar 2006 129, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,080	9,080
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 607PB, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(f)	11,780	11,780
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91, 3.58% (Liquidity Facility BNP Paribas SA) (c)(f)	3,065	3,065
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 755 PB, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,075	6,075
Santa Rosa County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1293Z, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,245	5,245
South Broward Hosp. District Rev. Participating VRDN Series UBS 07 1003, 3.51% (Liquidity Facility Bank of New York, New York) (c)(f)	7,000	7,000
Sunrise Util. Sys. Rev. Participating VRDN Series DB 407, 3.52% (Liquidity Facility Deutsche Bank AG) (c)(f)	16,020	16,020
Sunshine State Govt. Fing. Commission Rev.:
Series 1986, 3.64% (AMBAC Insured), VRDN (c)	10,275	10,275
Series D, 3.71% 12/14/07 (FGIC Insured) (CIFG North America Insured) (AMBAC Insured), CP	28,680	28,680
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,000	2,000
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series Putters 886, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,000	3,000
		613,374
Georgia - 0.7%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Putters 1045, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 9,420	$ 9,420
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.48%, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series Merlots 07 C6, 3.35% (Liquidity Facility Bank of New York, New York) (c)(f)	6,755	6,755
Metropolitan Atlanta Rapid Transit Auth. Participating VRDN Series PT 4042, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,115	6,115
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 8071, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,200	8,200
		40,690
Hawaii - 0.0%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,280	3,280
Idaho - 0.4%
Idaho Gen. Oblig. TAN 4.5% 6/30/08	24,700	24,821
Illinois - 8.5%
Chicago Board of Ed. Participating VRDN Series PT 3569, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	3,640	3,640
Chicago Gen. Oblig. Participating VRDN:
Series Austin 07 171, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	7,950	7,950
Series DB 240, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	18,860	18,860
Series MS 06 1777, 3.5% (Liquidity Facility DEPFA BANK PLC) (c)(f)	12,000	12,000
Series PT 2357, 3.58% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	1,680	1,680
Series PT 2360, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,475	5,475
Series PT 2361, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,215	8,215
Series Putters 1277, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,955	9,955
Series ROC R II 10260, 3.5% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	2,220	2,220
Series Solar 06 38, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series MSTC 7017 Class A, 3.5% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	$ 6,000	$ 6,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MS 1284, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,150	5,150
Series MSTC 7016 Class A, 3.5% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	14,625	14,625
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.52% (Liquidity Facility Citibank NA) (c)(f)	10,005	10,005
Chicago Trans. Auth. Cap. Grant Receipts Rev. Participating VRDN Series DB 314, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	11,605	11,605
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	18,785	18,785
Series Merlots 97 V, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series PA 591, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,305	5,305
Series ROC II RR 2063, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,775	2,775
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	9,740	9,740
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	6,390	6,390
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 3.33%, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 181, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,625	8,625
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 3.56%, LOC Allied Irish Banks PLC, VRDN (c)	1,000	1,000
(Glenwood School for Boys Proj.) Series 1998, 3.33%, LOC Harris NA, VRDN (c)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 06 95 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.: - continued
Participating VRDN:
Series PA 896R, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 4,135	$ 4,135
(ACI Cultural Pooled Fing. Prog.) 3.33%, LOC JPMorgan Chase Bank, VRDN (c)	4,700	4,700
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series MS 06 1489, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	4,065	4,065
Series PT 3029, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,685	7,685
(Mercy Alliance, Inc. Proj.) 3.47%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	7,000	7,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 3.5%, LOC Banco Santander Central Hispano SA, VRDN (c)	5,325	5,325
Illinois Gen. Oblig.:
Participating VRDN:
Series MACN 06 L, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	3,490	3,490
Series MS 98 143, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	1,500	1,500
Series PT 2131, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,640	7,640
Series Putters 409, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,710	5,710
Series Putters 679, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,915	2,915
Series ROC II R 6065, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,055	7,055
Series ROC II R4536, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,355	5,355
RAN 4.25% 11/9/07	29,200	29,203
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,300	6,300
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	2,000	2,000
Series Merlots 01 A86, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,100	6,100
Series Merlots 02 A23, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	11,695	11,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series Merlots 02 A24, 3.34% (Liquidity Facility Bank of New York, New York) (c)(f)	$ 4,925	$ 4,925
Series PT 2398, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,680	7,680
Series SGB 19, 3.5% (Liquidity Facility Societe Generale) (c)(f)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,940	3,940
Illinois Schools Participating VRDN Series PZP 6, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,880	3,880
Illinois Toll Hwy. Auth. Rev. Participating VRDN Series 2005 A, 3.49% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	11,995	11,995
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series PT 3182, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,520	10,520
Series Putters 1354, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,675	6,675
Series ROC II R 606PB, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,165	6,165
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,240	3,240
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Participating VRDN Series PT 3919, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,200	4,200
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 3.83%, LOC LaSalle Bank NA, VRDN (c)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,350	1,350
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 3.53% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Northern Illinois Muni. Pwr. Agcy. Pwr. Proj. Rev. Participating VRDN Series PT 4425, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,790	9,790
Northern Illinois Univ. Revs. Participating VRDN Series PT 2320, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,030	7,030
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	$ 3,000	$ 3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,750	7,750
Univ. of Illinois Revs. Participating VRDN Series ROC II R 1076, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,035	6,035
Univ. of Illinois Univ. Revs. Participating VRDN:
Series EGL 06 124, 3.52% (Liquidity Facility Citibank NA) (c)(f)	14,300	14,300
Series Merlots 01 A105, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,045	3,045
Series PT 2620, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,335	10,335
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,555	2,555
Will County Cmnty. Unit School District #365 Participating VRDN Series DB 365, 3.51% (Liquidity Facility Deutsche Bank AG) (c)(f)	12,220	12,220
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.53% (Liquidity Facility BNP Paribas SA) (c)(f)	9,000	9,000
Series PZ 81, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 3.53% (Liquidity Facility BNP Paribas SA) (c)(f)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.57%, LOC JPMorgan Chase Bank, VRDN (c)	2,535	2,535
		491,204
Indiana - 3.5%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,980	3,980
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.57% (Liquidity Facility Deutsche Bank AG) (c)(f)	2,000	2,000
Ctr. Grove School Bldg. Corp. Participating VRDN Series Putters 727, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,695	6,695
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,485	5,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Bond Bank:
Participating VRDN Series ROC II R2079, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 2,400	$ 2,400
RAN 4.25% 1/31/08, LOC Bank of New York, New York	8,100	8,112
Indiana Fin. Auth. Hwy. Rev. Participating VRDN Series BBT 2026, 3.49% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	14,445	14,445
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,270	5,270
Indiana Muni. Pwr. Participating VRDN Series 06 100, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	14,590	14,590
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series ROC RR II R 529 PB, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,490	8,490
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN:
Series DB 114, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	6,325	6,325
Series Merlots B21, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	4,125	4,125
Series PT 2189, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,940	2,940
Series PT 3610, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	28,610	28,610
Series UBS 07 34, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,800	6,800
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	7,095	7,095
Indianapolis Resource Recovery Rev. Bonds (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,007
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	9,840	9,840
IPS Multi-School Bldg. Corp. Participating VRDN Series Putters 1702, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,535	6,535
Mount Vernon of Hancock County Multi-School Corp. Participating VRDN Series DB 137, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	9,465	9,465
MSD of Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.34% (Liquidity Facility Bank of New York, New York) (c)(f)	6,585	6,585
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R 2203, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,565	6,565
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 9,755	$ 9,755
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.68%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,600	5,600
Saint Joseph County Hosp. Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11031, 3.51% (Liquidity Facility Citibank NA) (c)(f)	11,600	11,600
White County Hosp. Rent Rev. 3.47%, LOC Regions Bank of Alabama, VRDN (c)	7,900	7,900
		204,214
Iowa - 0.3%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,595	9,595
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	8,800	8,843
		18,438
Kansas - 0.5%
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	19,695	19,695
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,995	5,995
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,470	3,470
		29,160
Kentucky - 0.5%
Kentucky Asset Liability Commission Agcy. Fund Rev. Bonds (Fed. Hwy. Trust Proj.) First Series, 5% 9/1/08 (MBIA Insured)	7,500	7,582
Kentucky Asset/Liability Commission Gen. Fund Rev. Participating VRDN Series ROC II R 11126, 3.51% (Liquidity Facility Citibank NA) (c)(f)	5,610	5,610
Kentucky Asset/Liability Fed. Hwy. Trust Rev. Participating VRDN Series PT 4402, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,450	6,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 9,500	$ 9,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.29% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	1,100	1,100
		30,242
Louisiana - 2.2%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,925	11,925
Louisiana Citizens Property Ins. Corp. Assessment Rev. Participating VRDN:
Series Putters 1304 T, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,000	9,000
Series Putters 1349, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,485	9,485
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 3035, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,750	5,750
Series ROC II RR 9049, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	28,905	28,905
Series Stars 162, 3.49% (Liquidity Facility BNP Paribas SA) (c)(f)	11,465	11,465
Louisiana Gen. Oblig. Participating VRDN:
Series Merlot 06 C4, 3.34% (Liquidity Facility Bank of New York, New York) (c)(f)	1,815	1,815
Series MT 190, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,275	6,275
Louisiana State Univ. Participating VRDN Series Solar 06 115, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	18,455	18,455
New Orleans Aviation Board Rev. Series A, 3.3% (MBIA Insured), VRDN (c)	10,555	10,555
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 3.78% tender 11/7/07, CP mode	12,700	12,700
		126,330
Maine - 0.5%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,045	8,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 3.57% (Liquidity Facility Deutsche Bank AG) (c)(f)	$ 5,160	$ 5,160
Series Putters 546, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,205	5,205
Series ROC II R 10126, 3.51% (Liquidity Facility Citibank NA) (c)(f)	2,700	2,700
Series ROC RR II R 9005, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(f)	9,630	9,630
		30,740
Maryland - 0.9%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3.9% tender 11/6/07, LOC Wachovia Bank NA, CP mode	4,300	4,300
Howard County Consolidated Pub. Impt. Participating VRDN Series EC 1136, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,000	11,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Bonds Series Q, 3.59% 12/14/07	10,000	10,000
Maryland Gen. Oblig.:
Bonds (State & Local Facilities Ln. Prog.) Second Series, 5.25% 7/15/12 (Pre-Refunded to 7/15/08 @ 101) (e)	2,000	2,039
Participating VRDN Series EC 1072, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,800	8,800
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1310, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	7,600	7,600
Prince George's County Consolidated Pub. Impt. Participating VRDN Series EC 1143, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,100	8,100
		51,839
Massachusetts - 0.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4318, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	16,270	16,270
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 3.75% tender 12/4/07, CP mode	11,750	11,750
		28,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 3.4%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.48%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	$ 9,000	$ 9,000
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 3.48%, LOC Comerica Bank, Detroit, VRDN (c)	6,700	6,700
Detroit City School District Participating VRDN:
Series PT 1579, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,025	13,025
Series PT 3559, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	27,385	27,385
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series PT 2595, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,880	5,880
Series Putters 3756, 3.51% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,360	6,360
Series ROC II R 9140, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,595	7,595
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series PT 2587, 3.58% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	3,265	3,265
Series Putters 200, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,270	1,270
Series ROC II R 9038, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	17,215	17,215
Series ROC II R 9131, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	20,900	20,900
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5	5
Kent County Bldg. Auth. Participating VRDN Series PT 3243, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,880	5,880
Michigan Bldg. Auth. Rev. Participating VRDN Series MS 907, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	4,948	4,948
Michigan Gen. Oblig. Participating VRDN Series MT 494, 3.51% (Liquidity Facility KBC Bank NV) (c)(f)	3,620	3,620
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series PT 732, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Health Care Equip. Ln. Prog.):
Series B, 3.33%, LOC LaSalle Bank Midwest NA, VRDN (c)	$ 300	$ 300
3.33%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	11,500	11,500
(Munising Memorial Hosp. Assoc. Proj.) 3.48%, LOC Banco Santander Central Hispano SA, VRDN (c)	6,400	6,400
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series MT 287, 3.51% (Liquidity Facility DEPFA BANK PLC) (c)(f)	8,990	8,990
RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	12,200	12,277
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 3.8%, VRDN (c)	10,500	10,500
		194,715
Minnesota - 1.2%
Farmington Ind. School District #192 Participating VRDN Series EGL 7050030 Class A, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	23,380	23,380
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,840	1,840
Series PT 2854, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,605	9,605
Minnesota Participating VRDN Series EC 1060, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,740	7,740
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	3,100	3,100
Series MS 1461, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	6,400	6,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.48%, LOC Fannie Mae, VRDN (c)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.51% (Liquidity Facility Citibank NA) (c)(f)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.51% (Liquidity Facility Citibank NA) (c)(f)	7,080	7,080
		66,610
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Putters 667, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 2,375	$ 2,375
Mississippi Gen. Oblig. Participating VRDN Series Putters 138, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	7,930	7,930
		10,305
Missouri - 1.4%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1936, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	7,985	7,985
Howard Bend Levee District Participating VRDN Series PT 3338, 3.58% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,465	5,465
Jackson County Spl. Oblig. Participating VRDN:
Series ROC II R 7060, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	21,425	21,425
Series ROC II R 9013, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,630	4,630
Missouri Board of Pub. Buildings Spl. Oblig. Participating VRDN Series Floaters 06 1433, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,292	5,292
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 3.52% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	11,000	11,000
Springfield Pub. Util. Rev. Participating VRDN Series AAB 06 72, 3.5% (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	17,150	17,150
		78,947
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Bonds Series A, 5.25% 1/1/10 (Pre-Refunded to 1/1/08 @ 101) (e)	5,000	5,063
Omaha Gen. Oblig. Participating VRDN:
Series EGL 04 9 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	2,560	2,560
Series ROC II R 10085, 3.51% (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Participating VRDN Series LB 06 P114, 3.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 11,500	$ 11,500
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series MS 1289, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,100	5,100
		34,223
Nevada - 1.8%
Clark County Fuel Tax Participating VRDN:
Series Putters 1309, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,650	5,650
Series PZ 138, 3.53% (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,360	3,360
Clark County School District Participating VRDN Series PT 3918, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,425	5,425
Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 83, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,295	8,295
Las Vegas Valley Wtr. District:
Participating VRDN Series Putters 1303, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,460	10,460
Series B, 3.64% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	7,900	7,900
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,235	5,235
Series PT 3522, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,885	8,885
Series PT 4221, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,640	9,640
Series PZ 142, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,630	12,630
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,255	5,255
Reno Sales Tax Rev. Participating VRDN:
Series GS 06 3G, 3.49% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	5,825	5,825
Series GS 06 5GZ, 3.52% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	15,522	15,522
		104,082
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.9%
East Brunswick Township Gen. Oblig. BAN 4% 1/4/08	$ 9,700	$ 9,705
Montclair Township Gen. Oblig. BAN 4% 12/21/07	18,700	18,706
New Jersey Gen. Oblig. TRAN 4.5% 6/24/08	61,700	62,049
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PT 4335, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	17,000	17,000
		107,460
New Mexico - 0.1%
Albuquerque Gen. Oblig. Bonds Series B, 4.5% 7/1/08	4,350	4,373
New York - 0.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	25,175	25,175
Series ROC II R 10271, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,500	8,500
		33,675
Non State Specific - 0.3%
Multi-state Participating VRDN:
Series Putters 1850 F, 3.61% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	10,545	10,545
Series PZP 015, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,700	8,700
		19,245
North Carolina - 1.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	6,850	6,850
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7529, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,730	10,730
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.48%, LOC Branch Banking & Trust Co., VRDN (c)	7,475	7,475
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.48%, LOC Branch Banking & Trust Co., VRDN (c)	5,410	5,410
(High Point Univ. Rev.) 3.48%, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 10,890	$ 10,890
Series ROC RR II 9048, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,625	4,625
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	7,095	7,095
North Carolina Gen. Oblig. Participating VRDN:
Series EC 1071, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,850	4,850
Series ROC II R 11181, 3.51% (Liquidity Facility Citibank NA) (c)(f)	4,495	4,495
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 811, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	14,600	14,600
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 1999 B, 6.375% 1/1/08	7,000	7,031
Raleigh Comb Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 3.51% (Liquidity Facility Citibank NA) (c)(f)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	7,700	7,700
Wake County Gen. Oblig. Participating VRDN Series EC 1115, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,200	4,200
		112,351
Ohio - 1.8%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.47%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,620	3,620
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Subseries B1, 3.58%, VRDN (c)	14,000	14,000
Delaware Gen. Oblig. BAN 4% 12/13/07	5,000	5,002
Montgomery County Hosp. Rev. Bonds Series MT 236, 3.8%, tender 4/3/08 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	51,900	51,900
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series MS 1223, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	8,300	8,300
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.5%, VRDN (c)	3,400	3,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 12,480	$ 12,480
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series EGL 7053020 Class A, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,000	3,000
		101,702
Oklahoma - 0.1%
Oklahoma Capitol Impt. Auth. Facilities Rev. Participating VRDN Series Merlots 07 H4, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	5,075	5,075
Oregon - 1.3%
Oregon Board of Higher Ed. Participating VRDN Series PT 4019, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,815	6,815
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,900	4,900
Oregon Dept. of Administrative Svcs. Lottery Participating VRDN Series EC 1141, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,500	10,500
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	8,300	8,346
Oregon Homeowner Rev. Participating VRDN Series MT 472, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,205	12,205
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.36% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	4,300	4,300
Portland Swr. Sys. Rev. Participating VRDN Series ROC II R 10039, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	30,415	30,415
		77,481
Pennsylvania - 3.1%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.48%, LOC Manufacturers & Traders Trust Co., VRDN (c)	9,700	9,700
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.7%, tender 6/1/08, LOC PNC Bank NA, Pittsburgh (c)	2,600	2,600
Participating VRDN:
Series LB 07 P59W, 3.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	4,975	4,975
Series Putters 1281, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,150	4,150
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.34% (Liquidity Facility Bank of New York, New York) (c)(f)	59,300	59,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.48%, LOC Unicredito Italiano SpA, VRDN (c)	$ 4,500	$ 4,500
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.54% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,000	7,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series Putters 1271, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,925	2,925
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	7,400	7,400
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	4,670	4,670
Series MS 958, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	1,600	1,600
Series Putters 371Z, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,475	5,475
Philadelphia Gas Works Rev. Participating VRDN Series DB 340, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	18,850	18,850
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,330	5,330
TRAN Series A, 4.5% 6/30/08	7,600	7,640
Philadelphia School District Participating VRDN Series PT 2793, 3.52% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,910	6,910
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series MS 773, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	4,995	4,995
Series ROC II R 9083, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	20,080	20,080
		178,100
Puerto Rico - 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Participating VRDN Series MS 06 1965, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	3,500	3,500
Rhode Island - 0.5%
Foster & Glocester Reg'l. School District BAN 4% 5/15/08	10,000	10,017
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 12,480	$ 12,480
Rhode Island Clean Wtr. Protection Fin. Agcy. Wtr. Poll. Cont. Rev. Participating VRDN Series PT 1403, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,105	5,105
		27,602
South Carolina - 1.8%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,500	5,500
Greenville County School District Installment Purp. Rev. Bonds Series PT 3393, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	15,855	15,855
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.34% (Liquidity Facility Bank of New York, New York) (c)(f)	3,745	3,745
Horry County School District Participating VRDN Series PT 2033, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,655	3,655
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.7%, VRDN (c)	2,700	2,700
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 06 252, 3.51% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	7,195	7,195
South Carolina Assoc. of Governmental Organizations (SCAGO) TAN 4.25% 4/11/08	20,311	20,363
South Carolina Gen. Oblig.:
Bonds Series ROC 692W, 3.75%, tender 1/24/08 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,090	4,090
Participating VRDN Series ROC II R 10190, 3.51% (Liquidity Facility Citibank NA) (c)(f)	9,585	9,585
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.48%, LOC Bank of America NA, VRDN (c)	6,600	6,600
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,690	3,690
Series PT 3460, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,965	9,965
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN: - continued
Series Putters 1094, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,835	$ 2,835
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.82% tender 11/1/07, CP mode	7,200	7,200
		102,978
Tennessee - 0.6%
Knoxville Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,985	10,985
Memphis Gen. Oblig. Bonds Series MS 1018, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley) (c)(f)(g)	5,385	5,385
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,980	1,980
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,400	5,400
Vanderbilt Univ. Series A, 3.57% 12/4/07, CP	14,000	14,000
		37,750
Texas - 21.1%
Alamo Cmnty. College District Participating VRDN Series BA 07 127, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	15,695	15,695
Aldine Independent School District Participating VRDN Series Putters 827, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,900	2,900
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	11,700	11,700
Austin Gen. Oblig. Participating VRDN Series DB 160, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	8,550	8,550
Austin Util. Sys. Rev. Participating VRDN Series MSDW 00 498, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	12,470	12,470
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series ROC II R 10173, 3.51% (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R6029, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,955	4,955
Bastrop Independent School District Participating VRDN Series ROC II R 492, 3.51% (Liquidity Facility Citibank NA) (c)(f)	8,150	8,150
Boerne Independent School District Participating VRDN Series Putters 626, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,155	3,155
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.68%, VRDN (c)	$ 2,600	$ 2,600
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,655	10,655
Central Texas Reg'l. Mobility Auth. Rev. Participating VRDN Series BA 07 1019, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	6,360	6,360
Comal Independent School District Participating VRDN Series PT 3917, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,360	3,360
Corsicana Independent School District Participating VRDN Series DB 111, 3.57% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,075	5,075
Crowley Independent School District Participating VRDN Series PT 3039, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,045	7,045
Dallas Area Rapid Transit Participating VRDN Series BA 07 134, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	12,500	12,500
Dallas Independent School District Participating VRDN:
Series PT 2210, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,230	7,230
Series ROC II R6069, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,920	6,920
Denton Independent School District Participating VRDN Series MS 451, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	4,015	4,015
El Paso Gen. Oblig. Participating VRDN:
Series EC 1096, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,125	7,125
Series Putters 1042, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,580	3,580
El Paso Independent School District Participating VRDN Series Putters 1035, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,265	4,265
Frenship Independent School District Participating VRDN Series DB 265, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,645	5,645
Frisco Independent School District Participating VRDN Series ROC II R 11213, 3.51% (Liquidity Facility Citibank NA) (c)(f)	7,175	7,175
Garland Independent School District Participating VRDN Series ROC II R2213, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,300	5,300
Granbury Independent School District Participating VRDN:
Series PT 3080, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,595	7,595
Series SG 129, 3.49% (Liquidity Facility Societe Generale) (c)(f)	4,815	4,815
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harlandale Independent School District Participating VRDN Series Putters 524, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,675	$ 2,675
Harris County Flood Cont. District Participating VRDN Series EGL 06 0165, 3.5% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	33,300	33,300
Harris County Gen. Oblig.:
Participating VRDN:
Series Austin 2013, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	8,890	8,890
Series PT 1623, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,900	5,900
Series Putters 1099, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,800	2,800
Series C, 3.6% 11/7/07, CP	1,600	1,600
Series D, 3.6% 11/7/07, CP	18,700	18,700
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,000	5,000
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 3.58% (Liquidity Facility BNP Paribas SA) (c)(f)	4,995	4,995
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.5% (MBIA Insured), VRDN (c)	3,300	3,300
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.47%, LOC Regions Bank of Alabama, VRDN (c)	12,915	12,915
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,500	3,500
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.47%, LOC KBC Bank NV, VRDN (c)	13,000	13,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 00 4307, 3.52% (Liquidity Facility Citibank NA) (c)(f)	9,000	9,000
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,435	5,435
Series ROC II R 2084, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,185	5,185
Houston Gen. Oblig. Participating VRDN:
Series PT 969, 3.49% (Liquidity Facility DEPFA BANK PLC) (c)(f)	22,040	22,040
Series Putters 1151, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,525	12,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.49% (Liquidity Facility Societe Generale) (c)(f)	$ 3,100	$ 3,100
Houston Independent School District Participating VRDN Series Putters 1060, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,310	5,310
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.51% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	9,135	9,135
Houston Util. Sys. Rev. Participating VRDN:
Series Austin 07 164, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	10,875	10,875
Series IXIS 05 23, 3.49% (Liquidity Facility CDC Fin. CDC IXIS) (c)(f)	10,785	10,785
Series PT 2243, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,065	7,065
Series PT 3229, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,295	5,295
Series Putters 527, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,120	3,120
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,280	2,280
Hunt Memorial Hosp. District Rev. Series 1998, 3.5% (FSA Insured), VRDN (c)	3,855	3,855
Irving Independent School District Participating VRDN:
Series 2006 274 Class A, 3.51% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	10,105	10,105
3.49% (Liquidity Facility Wells Fargo & Co.) (c)(f)	8,900	8,900
Keller Independent School District Participating VRDN Series ROC II R 7048, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,690	8,690
Klein Independent School District Participating VRDN Series PZ 180, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,735	2,735
Lamar Consolidated Independent School District Participating VRDN Series ROCS II R 10276, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,125	5,125
Lewisville Independent School District Participating VRDN Series SGA 134, 3.32% (Liquidity Facility Societe Generale) (c)(f)	1,290	1,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 4,240	$ 4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,980	1,980
McAllen Independent School District Participating VRDN Series PT 3082, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,725	11,725
Midlothian Independent School District Participating VRDN Series PT 3081, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,690	5,690
Montgomery County Gen. Oblig. Participating VRDN Series ROC II R 7037, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,875	3,875
New Caney Independent School District Participating VRDN Series MS 1286, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	9,495	9,495
North East Texas Independent School District Participating VRDN:
Series MS 06 1333, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,735	5,735
Series PT 3957, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	5,100	5,100
Series Putters 393, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,890	3,890
Series ROC II R 10193, 3.51% (Liquidity Facility Citibank NA) (c)(f)	16,330	16,330
Northside Independent School District Participating VRDN Series PT 2329, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,600	4,600
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 3.58% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,675	5,675
Series Putters 1412, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,940	2,940
Pearland Independent School District Participating VRDN:
Series PA 1449, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,665	6,665
Series SG 106, 3.58% (Liquidity Facility Societe Generale) (c)(f)	1,100	1,100
Plano Independent School District Participating VRDN Series SGA 128, 3.32% (Liquidity Facility Societe Generale) (c)(f)	1,680	1,680
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (c)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 11,285	$ 11,285
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.5% (Liquidity Facility Societe Generale) (c)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.32% (Liquidity Facility Societe Generale) (c)(f)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,540	6,540
San Antonio Elec. & Gas Rev. Participating VRDN Series DB 280, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,995	5,995
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 00 469, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	9,995	9,995
Series PT 3921, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,000	12,000
Series SG 104, 3.49% (Liquidity Facility Societe Generale) (c)(f)	5,490	5,490
Series SG 105, 3.49% (Liquidity Facility Societe Generale) (c)(f)	29,400	29,400
Series A, 3.52% 3/13/08, CP	26,000	26,000
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R553, 3.51% (Liquidity Facility Citibank NA) (c)(f)	5,160	5,160
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,000	1,000
Socorro Independent School District Participating VRDN Series ROC II R2222, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,115	4,115
Spring Independent School District Participating VRDN:
Series DB 274, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,185	10,185
Series PT 4235, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	14,100	14,100
Sunnyvale School District Participating VRDN Series Putters 619, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,525	5,525
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 3.55% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,325	10,325
Series PT 976, 3.58% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,995	7,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,435	$ 1,435
Texas Dept. of Trans. Ctfs. of Prtn. Series A, 3.65% 11/8/07, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	17,500	17,500
Texas Gen. Oblig.:
Participating VRDN:
Series DB 336, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	8,035	8,035
Series EGL 03 26 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	4,800	4,800
Series EGL 06 0125, 3.52% (Liquidity Facility Citibank NA) (c)(f)	18,900	18,900
Series LB 05 K15, 3.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	8,000	8,000
Series PT 3489, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,220	2,220
Series Putters 1024, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,890	8,890
Series ROC II R 9090, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,285	4,285
TRAN 4.5% 8/28/08	213,300	214,677
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Bonds 5% 6/1/08	5,000	5,036
Participating VRDN Series EGL 07 0135, 3.51% (Liquidity Facility Citibank NA) (c)(f)	24,295	24,295
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN Series MSTC 256, 3.51% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	11,805	11,805
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series MS 06 2033, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	17,661	17,661
Series PT 4449, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	18,985	18,985
Series Putters 1330, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,415	2,415
Series Putters 1331, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,990	2,990
Texas Trans. Mobility Fund Participating VRDN Series ROC 4083, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,495	6,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN:
Series LB 07 K60W, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 12,000	$ 12,000
Series Putters 1668, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,295	12,295
Series ROC II R 7517, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,115	5,115
Univ. of Texas Univ. Revs.:
Participating VRDN:
Series MT 354, 3.49% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	17,150	17,150
Series Putters 1646, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,100	6,100
Series A:
3.7% 12/14/07 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	20,000	20,000
3.77% 12/13/07 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,000	15,000
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,970	5,970
Series ROC II R 7041, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,720	12,720
		1,212,184
Utah - 1.0%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R2202, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,460	8,460
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series EGL 96 C4402 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	18,000	18,000
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,575	5,575
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,240	6,240
Utah Gen. Oblig. Participating VRDN Series EC 1159, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,120	9,120
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,110	5,110
		58,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.1%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.63% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	$ 1,300	$ 1,300
Fairfax County Redev. & Hsg. Auth. Rev. BAN 4% 2/12/08	3,150	3,153
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series EGL 06 91 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	5,220	5,220
Series ROC II R 10115, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,615	10,615
Louisa Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
3.81% tender 11/9/07, CP mode	700	700
3.85% tender 11/16/07, CP mode	4,000	4,000
(Virginia Elec. & Pwr. Co. Proj.) Bonds Series 1984, 3.74% tender 11/30/07, CP mode	4,000	4,000
Upper Occoquan Swr. Auth. Rev. Participating VRDN Series A, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	13,000	13,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	2,300	2,300
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series ROC II R 11010, 3.51% (Liquidity Facility Citibank NA) (c)(f)	19,425	19,425
		63,713
Washington - 3.6%
Central Washington Univ. Sys. Rev. Participating VRDN Series ROC II R 2121, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,300	8,300
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,000	7,000
Series ROC II R152, 3.51% (Liquidity Facility Citibank NA) (c)(f)	6,695	6,695
Series ROC II R3012, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,605	9,605
Series UBS 07 19, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	8,000	8,000
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,265	5,265
King County Rural Library District Participating VRDN Series PT 3053, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,920	3,920
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,940	$ 3,940
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,000	5,000
Series PT 3466, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,040	3,040
Lewis County Pub. Util. District #1 Participating VRDN Series ROC RR II R4026, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,290	6,290
Port of Seattle Rev. Participating VRDN Series DB 168, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	6,325	6,325
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,445	3,445
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,920	4,920
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R6055, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	17,760	17,760
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,920	3,920
Washington Gen. Oblig. Participating VRDN:
Series PT 1856, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,485	5,485
Series PT 2095, 3.52% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,980	1,980
Series PT 3293, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,330	5,330
Series Putters 1199, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,610	3,610
Series Putters 1296, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,895	4,895
Series Putters 2192, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	31,955	31,955
Series Putters 509, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,470	5,470
Series ROC II R 759 PB, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,035	8,035
Washington Health Care Facilities Auth. Rev. Participating VRDN Series LB 05 L1, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	20,140	20,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series A, 3.47%, LOC KeyBank NA, VRDN (c)	$ 5,000	$ 5,000
(United Way King County Proj.) 3.48%, LOC Bank of America NA, VRDN (c)	2,100	2,100
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Bonds Series A, 6% 7/1/08 (AMBAC Insured)	7,000	7,119
		204,544
West Virginia - 0.5%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 3.63%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	3,870	3,870
West Virginia High Edl. Participating VRDN Series LB 06 P96, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	15,710	15,710
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,360	2,360
Series ROC II R4067, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,975	6,975
		28,915
Wisconsin - 3.6%
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,695	6,695
Milwaukee Gen. Oblig. RAN:
4.25% 3/27/08	7,800	7,821
4.5% 9/4/08	26,200	26,383
Wisconsin Gen. Oblig.:
Participating VRDN Series PT 967, 3.49% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	8,925	8,925
TRAN 4.5% 6/16/08	24,800	24,913
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	32,285	32,285
Series MT 389, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	31,000	31,000
Series PT 761, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	18,550	18,550
Series PT 873, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	10,765	10,765
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PT 917, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 12,530	$ 12,530
Series Putters 399, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,795	5,795
(Nat'l. Regency of New Berlin, Inc. Proj.) 3.63%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,700	5,700
Series B, 3.47%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	8,000	8,000
3.47%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,400	5,400
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	895	895
		205,657
	Shares
Other - 2.4%
Fidelity Tax-Free Cash Central Fund, 3.5% (a)(d)	137,160	137,160
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $5,500,801)		5,500,801
NET OTHER ASSETS - 4.3%		247,413
NET ASSETS - 100%		$ 5,748,214
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $89,425,000 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Greenville County School District Installment Purp. Rev. Bonds Series PT 3393, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	4/6/06	$ 15,855
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 3.8% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 7,095
Security	Acquisition Date	Cost (000s)
Memphis Gen. Oblig. Bonds Series MS 1018, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley)	9/19/07	$ 5,385
Montgomery County Hosp. Rev. Bonds Series MT 236, 3.8%, tender 4/3/08 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	5/24/07 - 6/26/07	$ 51,900
North East Texas Independent School District Participating VRDN Series PT 3957, 3.8% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 5,100
South Carolina Gen. Oblig. Bonds Series ROC 692W, 3.75%, tender 1/24/08 (Liquidity Facility Wells Fargo & Co.)	11/29/06	$ 4,090
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Tax-Free Cash Central Fund	$ 4,726

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Tax-Exempt Fund

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,363,641)	$ 5,363,641
Fidelity Central Funds (cost $137,160)	137,160
Total Investments (cost $5,500,801)		$ 5,500,801
Cash		277,568
Receivable for investments sold		61,971
Receivable for fund shares sold		108,500
Interest receivable		48,129
Distributions receivable from Fidelity Central Funds		409
Receivable from investment adviser for expense reductions		27
Other receivables		1,393
Total assets		5,998,798

Liabilities
Payable for investments purchased Regular delivery	$ 139,256
Delayed delivery	9,653
Payable for fund shares redeemed	97,797
Distributions payable	265
Accrued management fee	1,176
Distribution fees payable	400
Other affiliated payables	1,925
Other payables and accrued expenses	112
Total liabilities		250,584

Net Assets		$ 5,748,214
Net Assets consist of:
Paid in capital		$ 5,747,470
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		746
Net Assets		$ 5,748,214
Daily Money Class: Net Asset Value, offering price and redemption price per share ($894,991 ÷ 894,341 shares)		$ 1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($507,509 ÷ 507,161 shares)		$ 1.00
Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($4,345,714 ÷ 4,344,624 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2007

Investment Income
Interest		$ 163,031
Income from Fidelity Central Funds		4,726
Total income		167,757

Expenses
Management fee	$ 11,747
Transfer agent fees	9,444
Distribution fees	4,481
Accounting fees and expenses	409
Custodian fees and expenses	69
Independent trustees' compensation	16
Registration fees	778
Audit	56
Legal	21
Miscellaneous	26
Total expenses before reductions	27,047
Expense reductions	(8,890)	18,157
Net investment income		149,600
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	577
Capital gain distributions from Fidelity Central Funds	25
Total net realized gain (loss)		602
Net increase in net assets resulting from operations		$ 150,202

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 149,600	$ 97,800
Net realized gain (loss)	602	220
Net increase in net assets resulting from operations	150,202	98,020
Distributions to shareholders from net investment income	(149,597)	(97,793)
Share transactions - net increase (decrease)	1,951,132	841,473
Total increase (decrease) in net assets	1,951,737	841,700

Net Assets
Beginning of period	3,796,477	2,954,777
End of period (including distributions in excess of net investment income of $2 and distributions in excess of net investment income of $2, respectively)	$ 5,748,214	$ 3,796,477

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.030	.027	.016	.005	.005
Distributions from net investment income	(.030)	(.027)	(.016)	(.005)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.07%	2.72%	1.58%	.47%	.52%
Ratios to Average Net Assets B, C
Expenses before reductions	.73%	.73%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.54%	.54%	.61%	.69%	.68%
Net investment income	3.03%	2.70%	1.60%	.49%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 895	$ 617	$ 575	$ 625	$ 544

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.028	.024	.013	.002	.003
Distributions from net investment income	(.028)	(.024)	(.013)	(.002)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.81%	2.46%	1.33%	.23%	.30%
Ratios to Average Net Assets B, C
Expenses before reductions	.98%	.98%	.99%	.99%	.99%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.94%	.93%
Expenses net of all reductions	.82%	.79%	.86%	.93%	.91%
Net investment income	2.74%	2.45%	1.35%	.25%	.29%
Supplemental Data
Net assets, end of period (in millions)	$ 507	$ 519	$ 524	$ 504	$ 369

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.033	.029	.018	.007	.008
Distributions from net investment income	(.033)	(.029)	(.018)	(.007)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.32%	2.97%	1.84%	.73%	.78%
Ratios to Average Net Assets B, C
Expenses before reductions	.48%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.29%	.29%	.36%	.44%	.43%
Net investment income	3.28%	2.95%	1.85%	.74%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 4,346	$ 2,661	$ 1,856	$ 1,049	$ 495

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury	$ 3,869,405	$ -	$ -	$ -
Prime	19,759,581	-	-	-
Tax-Exempt	5,500,801	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Treasury	$ 80	$ -	$ -
Prime	-	-	(214)
Tax-Exempt	154	49	-

The tax character of distributions paid was as follows:

October 31, 2007
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury	$ -	$ 146,567	$ -	$ 146,567
Prime	-	810,497	-	810,497
Tax-Exempt	149,597	-	-	149,597
October 31, 2006
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury	$ -	$ 88,121	$ -	$ 88,121
Prime	-	575,571	-	575,571
Tax-Exempt	97,793	-	-	97,793

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	.00%	.25%	$ 3,666	$ 283
Capital Reserves Class	.25%	.25%	8,899	50
Advisor B Class	.75%	.25%	647	486
Advisor C Class	.75%	.25%	1,079	166
			$ 14,291	$ 985
Prime
Daily Money Class	.00%	.25%	$ 19,010	$ 1,800
Capital Reserves Class	.25%	.25%	50,532	494
			$ 69,542	$ 2,294
Tax-Exempt
Daily Money Class	.00%	.25%	$ 1,796	$ 121
Capital Reserves Class	.25%	.25%	2,685	80
			$ 4,481	$ 201

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. Fidelity Distributors Corporation (FDC), receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Advisor B Class *	$ 300
Advisor C Class *	$ 41

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury - Daily Money Class	$ 2,932
Treasury - Capital Reserves Class	3,540
Treasury - Advisor B Class	131
Treasury - Advisor C Class*	215
$ 6,818
Prime - Daily Money Class	$ 15,273
Prime - Capital Reserves Class	20,305
$ 35,578
Tax-Exempt - Daily Money Class	$ 1,441
Tax-Exempt - Capital Reserves Class	1,079
Tax-Exempt - Fidelity Tax-Free Money Market Fund	6,924
$ 9,444

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Prime	Lender	$ 11,020	5.41%

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser

Treasury
Daily Money Class	.70%	$ 368
Capital Reserves Class	.95%	388
Advisor B Class	1.45%	18
Advisor C Class	1.45%	25
Prime
Daily Money Class	.70%	$ 2,959
Capital Reserves Class	.95%	3,914
Tax-Exempt
Daily Money Class	.70%	$ 209
Capital Reserves Class	.95%	166
Fidelity Tax-Free Money Market Fund	.45%	1,034

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury	$ -		$ -
Daily Money Class		$ 26
Capital Reserves Class		-
Advisor B Class		-
Advisor C Class		5
Prime	45		-
Daily Money Class		83
Capital Reserves Class		-
Tax-Exempt	69		409
Daily Money Class		1,090
Capital Reserves Class		618
Fidelity Tax-Free Money Market Fund		5,295

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, Treasury Fund's transfer agent, notified Treasury Fund that the Fund's books and records did not reflect a conversion of certain Class B to Daily Money Class shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Daily Money Class shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2007	2006
From net investment income
Treasury - Daily Money Class	$ 64,906	$ 44,106
Treasury - Capital Reserves Class	75,268	37,510
Treasury - Advisor B Class	2,404	2,945
Treasury - Advisor C Class	3,989	3,560
Total	$ 146,567	$ 88,121
Prime - Daily Money Class	$ 358,838	$ 250,714
Prime - Capital Reserves Class	451,659	324,857
Total	$ 810,497	$ 575,571
Tax-Exempt - Daily Money Class	$ 21,760	$ 16,602
Tax-Exempt - Capital Reserves Class	14,895	12,386
Tax-Exempt - Fidelity Tax-Free Money Market Fund	112,942	68,805
Total	$ 149,597	$ 97,793

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Years ended October 31,
	2007	2006
Treasury - Daily Money Class Shares sold	6,202,331	4,894,590
Reinvestment of distributions	60,754	42,116
Shares redeemed	(5,764,006)	(4,593,898)
Net increase (decrease)	499,079	342,808
Treasury - Capital Reserves Class Shares sold	9,263,233	4,057,442
Reinvestment of distributions	70,562	32,552
Shares redeemed	(8,591,812)	(3,740,422)
Net increase (decrease)	741,983	349,572
Treasury - Advisor B Class Shares sold	50,466	65,066
Reinvestment of distributions	2,149	2,685
Shares redeemed	(78,075)	(97,206)
Net increase (decrease)	(25,460)	(29,455)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Years ended October 31,
	2007	2006
Treasury - Advisor C Class Shares sold	156,702	166,428
Reinvestment of distributions	3,780	3,392
Shares redeemed	(146,170)	(164,315)
Net increase (decrease)	14,312	5,505
Prime - Daily Money Class Shares sold	33,595,001	27,565,560
Reinvestment of distributions	347,439	241,173
Shares redeemed	(32,216,452)	(26,131,301)
Net increase (decrease)	1,725,988	1,675,432
Prime - Capital Reserves Class Shares sold	50,127,681	43,168,639
Reinvestment of distributions	439,768	315,616
Shares redeemed	(48,728,252)	(41,954,545)
Net increase (decrease)	1,839,197	1,529,710
Tax-Exempt - Daily Money Class Shares sold	3,934,105	3,146,123
Reinvestment of distributions	20,620	15,597
Shares redeemed	(3,676,834)	(3,119,787)
Net increase (decrease)	277,891	41,933
Tax-Exempt - Capital Reserves Class Shares sold	2,580,492	2,528,347
Reinvestment of distributions	14,579	12,181
Shares redeemed	(2,606,485)	(2,545,253)
Net increase (decrease)	(11,414)	(4,725)
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	18,322,614	11,423,682
Reinvestment of distributions	111,253	67,656
Shares redeemed	(16,749,212)	(10,687,073)
Net increase (decrease)	1,684,655	804,265

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Fund, Prime Fund and Tax-Exempt Fund (Funds of Fidelity Newbury Street Trust) at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Newbury Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 370 funds advised by FMR or an affiliate. Mr. Curvey oversees 340 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-1198.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Newbury Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Newbury Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Newbury Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Newbury Street Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-
present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Senior Vice President of FIMM (2003-present) and Vice President of FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Treasury Fund, Prime Fund, and Tax-Exempt Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of FDC (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Tax-Exempt Fund
Daily Money Class	12/03/07	11/30/07	$0.00001
Capital Reserves Class	12/03/07	11/30/07	$0.00001
Fidelity Tax-Free Money Market Fund	12/03/07	11/30/07	$0.00001

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2007, or, if subsequently determined to be different, the net capital gain of such year.

Tax-Exempt Fund	$549,488

A percentage of the dividends distributed during the fiscal year for the following fund were free from federal income tax:

Tax-Exempt Fund	100%

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Fund	0.12%
Prime Fund	0.36%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2007 to October 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Fund	$120,287,751
Prime Fund	$687,490,553

The funds will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax-Exempt Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods.

For Treasury Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Daily Money Class and Advisor B Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Daily Money Class and Advisor B Class show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For Prime Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Daily Money Class and Capital Reserves Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

For Tax-Exempt Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Fidelity Tax-Free Money Market Fund (retail class) and Capital Reserves Class, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Tax-Free Money Market Fund (retail class) and Capital Reserves Class show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Daily Money Class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Annual Report

Prime Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Daily Money Class of the fund was in the second quartile for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Tax-Exempt Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Tax-Free Money Market Fund (retail class) was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 13% would mean that 87% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Treasury Fund

Prime Fund

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Tax-Exempt Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2006.

Annual Report

Daily Money Class (25 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Daily Money Class of each fund ranked above its competitive median for 2006.

Capital Reserves Class (50 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Capital Reserves Class of each of Treasury Fund and Prime Fund ranked equal to its competitive median for 2006, and the total expenses of Capital Reserves Class of Tax-Exempt Fund ranked above its competitive median for 2006.

Advisor B Class and Advisor C Class (100 basis point 12b-1 fee classes of Treasury Fund): The Board noted that the total expenses of each class ranked above its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in most cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DMFI-ANN-1207 480659.1.0
1.538749.110

Fidelity

Tax-Free Money Market

Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Annual Report

October 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments with their values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Daily Money Class
Actual	$ 1,000.00	$ 1,015.60	$ 3.56
HypotheticalA	$ 1,000.00	$ 1,021.68	$ 3.57
Capital Reserves Class
Actual	$ 1,000.00	$ 1,014.30	$ 4.82
HypotheticalA	$ 1,000.00	$ 1,020.42	$ 4.84
Fidelity Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,016.80	$ 2.29
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Daily Money Class	.70%
Capital Reserves Class	.95%
Fidelity Tax-Free Money Market Fund	.45%

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/07	% of fund's investments 4/30/07	% of fund's investments 10/31/06
0 - 30	83.8	91.9	93.0
31 - 90	3.0	0.5	1.0
91 - 180	3.0	5.8	1.5
181 - 397	10.2	1.8	4.5
Weighted Average Maturity
	10/31/07	4/30/07	10/31/06
Tax-Exempt Fund	39 Days	19 Days	21 Days
All Taxable Money Market Funds Average *	30 Days	20 Days	26 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2007	As of April 30, 2007
Variable Rate Demand Notes (VRDNs) 76.1%	Variable Rate Demand Notes (VRDNs) 84.8%
Commercial Paper (including CP Mode) 3.6%	Commercial Paper (including CP Mode) 1.6%
Tender Bonds 1.8%	Tender Bonds 0.9%
Municipal Notes 10.9%	Municipal Notes 4.8%
Municipal Bonds 0.9%	Municipal Bonds 0.9%
Fidelity Tax-Free Cash Central Fund 2.4%	Fidelity Tax-Free Cash Central Fund 2.8%
Net Other Assets 4.3%	Net Other Assets 4.2%

*Source: iMoneyNet, Inc.

Annual Report

Investments October 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 95.7%
	Principal Amount (000s)	Value (000s)
Alabama - 1.8%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 10,000	$ 10,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series ROC II R 10105, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,100	4,100
Homewood Edl. Bldg. Auth. Rev. 3.51% (AMBAC Insured), VRDN (c)	20,035	20,035
Huntsville Health Care Auth. Rev. Bonds 5%, tender 3/3/08, LOC Regions Bank of Alabama (c)	10,000	10,043
Jefferson County Ltd. Oblig. School Warrants Series B, 3.47% (AMBAC Insured), VRDN (c)	16,900	16,900
Jefferson County Swr. Rev.:
Series 2002 C6, 3.47% (XL Cap. Assurance, Inc. Insured), VRDN (c)	12,200	12,200
Series 2003 B7, 3.47% (XL Cap. Assurance, Inc. Insured), VRDN (c)	15,200	15,200
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Participating VRDN Series Solar 06 109, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,375	10,375
Univ. of Alabama - Birmingham Participating VRDN Series BA 1001, 3.49% (Liquidity Facility Bank of America NA) (c)(f)	7,355	7,355
		106,208
Alaska - 1.0%
Alaska Int'l. Arpts. Revs. Participating VRDN Series PT 1397, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,580	4,580
Anchorage Gen. Oblig. Participating VRDN:
Series PT 2652, 3.52% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,980	7,980
Series PT 2655, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,755	5,755
Anchorage Lease Rev. Participating VRDN Series PT 2657, 3.52% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,515	2,515
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,330	12,330
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,075	3,075
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 3.32%, VRDN (c)	19,000	19,000
		55,235
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 2.5%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series ROC II R4080, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 8,860	$ 8,860
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,995	2,995
Series ROC II R174, 3.51% (Liquidity Facility Citibank NA) (c)(f)	4,995	4,995
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.53% (Liquidity Facility BNP Paribas SA) (c)(f)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	4,675	4,675
Series PA 1373, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	17,950	17,950
Series Putters 1374, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,105	10,105
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R6039, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,130	5,130
Series 2007 A, 3.5% 3/7/08, LOC Dexia Cr. Local de France, CP	6,400	6,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,200	1,200
Phoenix Gen. Oblig. Participating VRDN Series EC 1118, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,845	5,845
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	7,600	7,600
Series EGL 06 22 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	12,070	12,070
Series EGL 06 93 Class A, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	24,790	24,790
Series MS 04 1227, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	1,900	1,900
Series PT 1512, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 1003, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 5,190	$ 5,190
Series ROC II R1002, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,490	4,490
Series B, 3.55% 12/10/07, CP	11,900	11,900
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series ROC II R 11256, 3.53% (Liquidity Facility Citibank NA) (c)(f)	5,250	5,250
		145,345
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	4,980	4,980
California - 2.2%
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 3.63% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,055	14,055
California Gen. Oblig. RAN 4% 6/30/08	107,400	107,839
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.58%, LOC Societe Generale, VRDN (c)	3,100	3,100
		124,994
Colorado - 2.4%
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,260	15,260
Colorado Adventist Health Participating VRDN Series ROC 679 CE, 3.51% (Liquidity Facility Citibank NA) (c)(f)	7,500	7,500
Colorado Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,615	5,615
Colorado Dept. of Trans. Rev. Participating VRDN Series ROC II R 4046, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,270	3,270
Colorado Health Participating VRDN Series MS 7023, 3.5% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	7,500	7,500
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	19,140	19,140
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.3%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	6,730	6,730
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Arpt. Rev. Participating VRDN Series ROC II R 9167, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 8,500	$ 8,500
Douglas and Elbert Counties School District #RE1 Participating VRDN Series ROC II R 11155, 3.51% (Liquidity Facility Citibank NA) (c)(f)	5,955	5,955
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.51% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	4,895	4,895
Series PZ 112, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,265	1,265
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,760	2,760
Larimer, Weld & Boulder Counties School District R2J Thompson Participating VRDN Series PT 3317, 3.52% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,205	4,205
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,980	1,980
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,505	10,505
Series Putters 862, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,025	4,025
Univ. of Colorado Hosp. Auth. Rev. Participating VRDN Series ROC II R 10243 CE, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	18,800	18,800
Weld County School District #006 Greeley Participating VRDN Series PT 4414, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,900	6,900
		135,805
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.62%, VRDN (c)	3,500	3,500
Series 1999 A, 3.5%, VRDN (c)	3,800	3,800
Delaware Trans. Auth. Trans. Sys. Rev. Participating VRDN Series PZ 143, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,755	7,755
		15,055
District Of Columbia - 0.2%
District of Columbia Gen. Oblig. Participating VRDN Series PT 2440, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,850	1,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) Series 1999 B, 3.65% tender 11/7/07 (AMBAC Insured) (Liquidity Facility Bank of America NA), CP mode	$ 5,000	$ 5,000
(American Assoc. Med. Colleges Proj.) 3.57% (AMBAC Insured), VRDN (c)	3,575	3,575
		10,425
Florida - 10.7%
Brevard Participating VRDN Series ROC 655 CE, 3.51% (Liquidity Facility Citibank NA) (c)(f)	9,720	9,720
Brevard County School Board Ctfs. of Prtn. Participating VRDN Series Putters 638, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,615	2,615
Broward County Gen. Oblig. Participating VRDN Series EC 1095, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,620	4,620
Broward County School Board Participating VRDN Series BA 07 129, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	6,640	6,640
Broward County School District TAN 4% 9/30/08 (b)	9,600	9,652
Citizens Property Ins. Corp. Participating VRDN Series SGB 67, 3.5% (Liquidity Facility Societe Generale) (c)(f)	18,000	18,000
Florida Board of Ed. Participating VRDN:
Series PT 1223, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,000	7,000
Series PT 3979, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,000	6,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.51% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	13,000	13,000
Series EGL 01 905, 3.5% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	10,200	10,200
Florida Board of Ed. Cap. Outlay Pub. Ed. Rev. Participating VRDN Series EC 1150, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,600	4,600
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2036, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,060	8,060
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7050054 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series ROC II R482, 3.51% (Liquidity Facility Citibank NA) (c)(f)	9,695	9,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Envir. Protection Rev. Participating VRDN Series PT 3400, 3.52% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 6,720	$ 6,720
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series Putters 218, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,820	7,820
Series PZ 184, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,140	6,140
Florida Gen. Oblig. Participating VRDN:
Series Clipper 07 27, 3.49% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	17,110	17,110
Series PZ 130, 3.53% (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,860	2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,900	9,900
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,680	8,680
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.5% (Liquidity Facility Societe Generale) (c)(f)	2,910	2,910
Fort Myers Impt. Rev. Participating VRDN Series Putters 1709, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,655	3,655
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,820	12,820
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PT 1981, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,995	4,995
Highlands County Health Facilities Auth. Rev. Participating VRDN Series Putters 1405, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,620	8,620
Hillsborough County School District Sales Tax Rev. Participating VRDN Series ROC II R 2225, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	15,965	15,965
Hillsborough Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 646 CE, 3.51% (Liquidity Facility Citibank NA) (c)(f)	3,900	3,900
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.29%, LOC Wachovia Bank NA, VRDN (c)	2,700	2,700
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.51% (Liquidity Facility Citibank NA) (c)(f)	1,695	1,695
Jacksonville Trans. Rev. Participating VRDN Series ROC II R 9143, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	23,110	23,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 5,470	$ 5,470
Lake County Cap. Impt. Rev. Participating VRDN:
Series MS 06 1764, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	13,800	13,800
Series MS 06 1765, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	13,955	13,955
Lake County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1639, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,825	10,825
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 3.28%, VRDN (c)	24,900	24,900
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series PT 3268, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	15,845	15,845
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series ROC II R 11263, 3.34% (Liquidity Facility Citibank NA) (c)(f)	13,000	13,000
Miami-Dade County Expressway Auth. Participating VRDN:
Series ROC II R 9026, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,345	10,345
Series ROC II R 9027, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	13,835	13,835
Miami-Dade County Facilities Rev. Participating VRDN Series PT 4442, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,655	7,655
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,775	6,775
Miami-Dade County School District TAN 4% 10/3/08	15,800	15,887
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN:
Series Putters 2156, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	24,830	24,830
Series RBC I 43, 3.5% (Liquidity Facility Royal Bank of Canada) (c)(f)	5,000	5,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,485	5,485
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 560, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,610	5,610
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando & Orange County Expressway Auth. Rev. Participating VRDN:
Series Putters 1345, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 4,000	$ 4,000
Series ROC II R 10037, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	36,495	36,495
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 3.49%, LOC Northern Trust Co., Chicago, VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) 3.49%, LOC Northern Trust Co., Chicago, VRDN (c)	2,700	2,700
Panama City Beach Participating VRDN Series Solar 2006 129, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,080	9,080
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 607PB, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(f)	11,780	11,780
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91, 3.58% (Liquidity Facility BNP Paribas SA) (c)(f)	3,065	3,065
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 755 PB, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,075	6,075
Santa Rosa County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1293Z, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,245	5,245
South Broward Hosp. District Rev. Participating VRDN Series UBS 07 1003, 3.51% (Liquidity Facility Bank of New York, New York) (c)(f)	7,000	7,000
Sunrise Util. Sys. Rev. Participating VRDN Series DB 407, 3.52% (Liquidity Facility Deutsche Bank AG) (c)(f)	16,020	16,020
Sunshine State Govt. Fing. Commission Rev.:
Series 1986, 3.64% (AMBAC Insured), VRDN (c)	10,275	10,275
Series D, 3.71% 12/14/07 (FGIC Insured) (CIFG North America Insured) (AMBAC Insured), CP	28,680	28,680
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,000	2,000
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series Putters 886, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,000	3,000
		613,374
Georgia - 0.7%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Putters 1045, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 9,420	$ 9,420
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.48%, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series Merlots 07 C6, 3.35% (Liquidity Facility Bank of New York, New York) (c)(f)	6,755	6,755
Metropolitan Atlanta Rapid Transit Auth. Participating VRDN Series PT 4042, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,115	6,115
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 8071, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,200	8,200
		40,690
Hawaii - 0.0%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,280	3,280
Idaho - 0.4%
Idaho Gen. Oblig. TAN 4.5% 6/30/08	24,700	24,821
Illinois - 8.5%
Chicago Board of Ed. Participating VRDN Series PT 3569, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	3,640	3,640
Chicago Gen. Oblig. Participating VRDN:
Series Austin 07 171, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	7,950	7,950
Series DB 240, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	18,860	18,860
Series MS 06 1777, 3.5% (Liquidity Facility DEPFA BANK PLC) (c)(f)	12,000	12,000
Series PT 2357, 3.58% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	1,680	1,680
Series PT 2360, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,475	5,475
Series PT 2361, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,215	8,215
Series Putters 1277, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,955	9,955
Series ROC R II 10260, 3.5% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	2,220	2,220
Series Solar 06 38, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series MSTC 7017 Class A, 3.5% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	$ 6,000	$ 6,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MS 1284, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,150	5,150
Series MSTC 7016 Class A, 3.5% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	14,625	14,625
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.52% (Liquidity Facility Citibank NA) (c)(f)	10,005	10,005
Chicago Trans. Auth. Cap. Grant Receipts Rev. Participating VRDN Series DB 314, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	11,605	11,605
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	18,785	18,785
Series Merlots 97 V, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series PA 591, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,305	5,305
Series ROC II RR 2063, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,775	2,775
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	9,740	9,740
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	6,390	6,390
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 3.33%, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 181, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,625	8,625
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 3.56%, LOC Allied Irish Banks PLC, VRDN (c)	1,000	1,000
(Glenwood School for Boys Proj.) Series 1998, 3.33%, LOC Harris NA, VRDN (c)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 06 95 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.: - continued
Participating VRDN:
Series PA 896R, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 4,135	$ 4,135
(ACI Cultural Pooled Fing. Prog.) 3.33%, LOC JPMorgan Chase Bank, VRDN (c)	4,700	4,700
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series MS 06 1489, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	4,065	4,065
Series PT 3029, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,685	7,685
(Mercy Alliance, Inc. Proj.) 3.47%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	7,000	7,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 3.5%, LOC Banco Santander Central Hispano SA, VRDN (c)	5,325	5,325
Illinois Gen. Oblig.:
Participating VRDN:
Series MACN 06 L, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	3,490	3,490
Series MS 98 143, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	1,500	1,500
Series PT 2131, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,640	7,640
Series Putters 409, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,710	5,710
Series Putters 679, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,915	2,915
Series ROC II R 6065, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,055	7,055
Series ROC II R4536, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,355	5,355
RAN 4.25% 11/9/07	29,200	29,203
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,300	6,300
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	2,000	2,000
Series Merlots 01 A86, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,100	6,100
Series Merlots 02 A23, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	11,695	11,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series Merlots 02 A24, 3.34% (Liquidity Facility Bank of New York, New York) (c)(f)	$ 4,925	$ 4,925
Series PT 2398, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,680	7,680
Series SGB 19, 3.5% (Liquidity Facility Societe Generale) (c)(f)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,940	3,940
Illinois Schools Participating VRDN Series PZP 6, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,880	3,880
Illinois Toll Hwy. Auth. Rev. Participating VRDN Series 2005 A, 3.49% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	11,995	11,995
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series PT 3182, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,520	10,520
Series Putters 1354, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,675	6,675
Series ROC II R 606PB, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,165	6,165
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,240	3,240
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Participating VRDN Series PT 3919, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,200	4,200
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 3.83%, LOC LaSalle Bank NA, VRDN (c)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,350	1,350
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 3.53% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Northern Illinois Muni. Pwr. Agcy. Pwr. Proj. Rev. Participating VRDN Series PT 4425, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,790	9,790
Northern Illinois Univ. Revs. Participating VRDN Series PT 2320, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,030	7,030
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	$ 3,000	$ 3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,750	7,750
Univ. of Illinois Revs. Participating VRDN Series ROC II R 1076, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,035	6,035
Univ. of Illinois Univ. Revs. Participating VRDN:
Series EGL 06 124, 3.52% (Liquidity Facility Citibank NA) (c)(f)	14,300	14,300
Series Merlots 01 A105, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,045	3,045
Series PT 2620, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,335	10,335
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,555	2,555
Will County Cmnty. Unit School District #365 Participating VRDN Series DB 365, 3.51% (Liquidity Facility Deutsche Bank AG) (c)(f)	12,220	12,220
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.53% (Liquidity Facility BNP Paribas SA) (c)(f)	9,000	9,000
Series PZ 81, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 3.53% (Liquidity Facility BNP Paribas SA) (c)(f)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.57%, LOC JPMorgan Chase Bank, VRDN (c)	2,535	2,535
		491,204
Indiana - 3.5%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,980	3,980
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.57% (Liquidity Facility Deutsche Bank AG) (c)(f)	2,000	2,000
Ctr. Grove School Bldg. Corp. Participating VRDN Series Putters 727, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,695	6,695
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,485	5,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Bond Bank:
Participating VRDN Series ROC II R2079, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 2,400	$ 2,400
RAN 4.25% 1/31/08, LOC Bank of New York, New York	8,100	8,112
Indiana Fin. Auth. Hwy. Rev. Participating VRDN Series BBT 2026, 3.49% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	14,445	14,445
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,270	5,270
Indiana Muni. Pwr. Participating VRDN Series 06 100, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	14,590	14,590
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series ROC RR II R 529 PB, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,490	8,490
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN:
Series DB 114, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	6,325	6,325
Series Merlots B21, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	4,125	4,125
Series PT 2189, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,940	2,940
Series PT 3610, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	28,610	28,610
Series UBS 07 34, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,800	6,800
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	7,095	7,095
Indianapolis Resource Recovery Rev. Bonds (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,007
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	9,840	9,840
IPS Multi-School Bldg. Corp. Participating VRDN Series Putters 1702, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,535	6,535
Mount Vernon of Hancock County Multi-School Corp. Participating VRDN Series DB 137, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	9,465	9,465
MSD of Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.34% (Liquidity Facility Bank of New York, New York) (c)(f)	6,585	6,585
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R 2203, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,565	6,565
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 9,755	$ 9,755
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.68%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,600	5,600
Saint Joseph County Hosp. Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11031, 3.51% (Liquidity Facility Citibank NA) (c)(f)	11,600	11,600
White County Hosp. Rent Rev. 3.47%, LOC Regions Bank of Alabama, VRDN (c)	7,900	7,900
		204,214
Iowa - 0.3%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,595	9,595
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	8,800	8,843
		18,438
Kansas - 0.5%
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	19,695	19,695
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,995	5,995
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,470	3,470
		29,160
Kentucky - 0.5%
Kentucky Asset Liability Commission Agcy. Fund Rev. Bonds (Fed. Hwy. Trust Proj.) First Series, 5% 9/1/08 (MBIA Insured)	7,500	7,582
Kentucky Asset/Liability Commission Gen. Fund Rev. Participating VRDN Series ROC II R 11126, 3.51% (Liquidity Facility Citibank NA) (c)(f)	5,610	5,610
Kentucky Asset/Liability Fed. Hwy. Trust Rev. Participating VRDN Series PT 4402, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,450	6,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 9,500	$ 9,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.29% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	1,100	1,100
		30,242
Louisiana - 2.2%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,925	11,925
Louisiana Citizens Property Ins. Corp. Assessment Rev. Participating VRDN:
Series Putters 1304 T, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,000	9,000
Series Putters 1349, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,485	9,485
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 3035, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,750	5,750
Series ROC II RR 9049, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	28,905	28,905
Series Stars 162, 3.49% (Liquidity Facility BNP Paribas SA) (c)(f)	11,465	11,465
Louisiana Gen. Oblig. Participating VRDN:
Series Merlot 06 C4, 3.34% (Liquidity Facility Bank of New York, New York) (c)(f)	1,815	1,815
Series MT 190, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,275	6,275
Louisiana State Univ. Participating VRDN Series Solar 06 115, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	18,455	18,455
New Orleans Aviation Board Rev. Series A, 3.3% (MBIA Insured), VRDN (c)	10,555	10,555
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 3.78% tender 11/7/07, CP mode	12,700	12,700
		126,330
Maine - 0.5%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,045	8,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 3.57% (Liquidity Facility Deutsche Bank AG) (c)(f)	$ 5,160	$ 5,160
Series Putters 546, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,205	5,205
Series ROC II R 10126, 3.51% (Liquidity Facility Citibank NA) (c)(f)	2,700	2,700
Series ROC RR II R 9005, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(f)	9,630	9,630
		30,740
Maryland - 0.9%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3.9% tender 11/6/07, LOC Wachovia Bank NA, CP mode	4,300	4,300
Howard County Consolidated Pub. Impt. Participating VRDN Series EC 1136, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,000	11,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Bonds Series Q, 3.59% 12/14/07	10,000	10,000
Maryland Gen. Oblig.:
Bonds (State & Local Facilities Ln. Prog.) Second Series, 5.25% 7/15/12 (Pre-Refunded to 7/15/08 @ 101) (e)	2,000	2,039
Participating VRDN Series EC 1072, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,800	8,800
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1310, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	7,600	7,600
Prince George's County Consolidated Pub. Impt. Participating VRDN Series EC 1143, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,100	8,100
		51,839
Massachusetts - 0.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4318, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	16,270	16,270
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 3.75% tender 12/4/07, CP mode	11,750	11,750
		28,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 3.4%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.48%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	$ 9,000	$ 9,000
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 3.48%, LOC Comerica Bank, Detroit, VRDN (c)	6,700	6,700
Detroit City School District Participating VRDN:
Series PT 1579, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,025	13,025
Series PT 3559, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	27,385	27,385
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series PT 2595, 3.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,880	5,880
Series Putters 3756, 3.51% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,360	6,360
Series ROC II R 9140, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,595	7,595
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series PT 2587, 3.58% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	3,265	3,265
Series Putters 200, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,270	1,270
Series ROC II R 9038, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	17,215	17,215
Series ROC II R 9131, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	20,900	20,900
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5	5
Kent County Bldg. Auth. Participating VRDN Series PT 3243, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,880	5,880
Michigan Bldg. Auth. Rev. Participating VRDN Series MS 907, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	4,948	4,948
Michigan Gen. Oblig. Participating VRDN Series MT 494, 3.51% (Liquidity Facility KBC Bank NV) (c)(f)	3,620	3,620
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series PT 732, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Health Care Equip. Ln. Prog.):
Series B, 3.33%, LOC LaSalle Bank Midwest NA, VRDN (c)	$ 300	$ 300
3.33%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	11,500	11,500
(Munising Memorial Hosp. Assoc. Proj.) 3.48%, LOC Banco Santander Central Hispano SA, VRDN (c)	6,400	6,400
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series MT 287, 3.51% (Liquidity Facility DEPFA BANK PLC) (c)(f)	8,990	8,990
RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	12,200	12,277
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 3.8%, VRDN (c)	10,500	10,500
		194,715
Minnesota - 1.2%
Farmington Ind. School District #192 Participating VRDN Series EGL 7050030 Class A, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	23,380	23,380
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,840	1,840
Series PT 2854, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,605	9,605
Minnesota Participating VRDN Series EC 1060, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,740	7,740
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	3,100	3,100
Series MS 1461, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	6,400	6,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.48%, LOC Fannie Mae, VRDN (c)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.51% (Liquidity Facility Citibank NA) (c)(f)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.51% (Liquidity Facility Citibank NA) (c)(f)	7,080	7,080
		66,610
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Putters 667, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 2,375	$ 2,375
Mississippi Gen. Oblig. Participating VRDN Series Putters 138, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	7,930	7,930
		10,305
Missouri - 1.4%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1936, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	7,985	7,985
Howard Bend Levee District Participating VRDN Series PT 3338, 3.58% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,465	5,465
Jackson County Spl. Oblig. Participating VRDN:
Series ROC II R 7060, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	21,425	21,425
Series ROC II R 9013, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,630	4,630
Missouri Board of Pub. Buildings Spl. Oblig. Participating VRDN Series Floaters 06 1433, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,292	5,292
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 3.52% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	11,000	11,000
Springfield Pub. Util. Rev. Participating VRDN Series AAB 06 72, 3.5% (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	17,150	17,150
		78,947
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Bonds Series A, 5.25% 1/1/10 (Pre-Refunded to 1/1/08 @ 101) (e)	5,000	5,063
Omaha Gen. Oblig. Participating VRDN:
Series EGL 04 9 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	2,560	2,560
Series ROC II R 10085, 3.51% (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Participating VRDN Series LB 06 P114, 3.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 11,500	$ 11,500
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series MS 1289, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,100	5,100
		34,223
Nevada - 1.8%
Clark County Fuel Tax Participating VRDN:
Series Putters 1309, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,650	5,650
Series PZ 138, 3.53% (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,360	3,360
Clark County School District Participating VRDN Series PT 3918, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,425	5,425
Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 83, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,295	8,295
Las Vegas Valley Wtr. District:
Participating VRDN Series Putters 1303, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,460	10,460
Series B, 3.64% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	7,900	7,900
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,235	5,235
Series PT 3522, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,885	8,885
Series PT 4221, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,640	9,640
Series PZ 142, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,630	12,630
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,255	5,255
Reno Sales Tax Rev. Participating VRDN:
Series GS 06 3G, 3.49% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	5,825	5,825
Series GS 06 5GZ, 3.52% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	15,522	15,522
		104,082
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.9%
East Brunswick Township Gen. Oblig. BAN 4% 1/4/08	$ 9,700	$ 9,705
Montclair Township Gen. Oblig. BAN 4% 12/21/07	18,700	18,706
New Jersey Gen. Oblig. TRAN 4.5% 6/24/08	61,700	62,049
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PT 4335, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	17,000	17,000
		107,460
New Mexico - 0.1%
Albuquerque Gen. Oblig. Bonds Series B, 4.5% 7/1/08	4,350	4,373
New York - 0.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	25,175	25,175
Series ROC II R 10271, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,500	8,500
		33,675
Non State Specific - 0.3%
Multi-state Participating VRDN:
Series Putters 1850 F, 3.61% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	10,545	10,545
Series PZP 015, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,700	8,700
		19,245
North Carolina - 1.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	6,850	6,850
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7529, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,730	10,730
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.48%, LOC Branch Banking & Trust Co., VRDN (c)	7,475	7,475
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.48%, LOC Branch Banking & Trust Co., VRDN (c)	5,410	5,410
(High Point Univ. Rev.) 3.48%, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 10,890	$ 10,890
Series ROC RR II 9048, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,625	4,625
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	7,095	7,095
North Carolina Gen. Oblig. Participating VRDN:
Series EC 1071, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,850	4,850
Series ROC II R 11181, 3.51% (Liquidity Facility Citibank NA) (c)(f)	4,495	4,495
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 811, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	14,600	14,600
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 1999 B, 6.375% 1/1/08	7,000	7,031
Raleigh Comb Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 3.51% (Liquidity Facility Citibank NA) (c)(f)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	7,700	7,700
Wake County Gen. Oblig. Participating VRDN Series EC 1115, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,200	4,200
		112,351
Ohio - 1.8%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.47%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,620	3,620
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Subseries B1, 3.58%, VRDN (c)	14,000	14,000
Delaware Gen. Oblig. BAN 4% 12/13/07	5,000	5,002
Montgomery County Hosp. Rev. Bonds Series MT 236, 3.8%, tender 4/3/08 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	51,900	51,900
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series MS 1223, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	8,300	8,300
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.5%, VRDN (c)	3,400	3,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 12,480	$ 12,480
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series EGL 7053020 Class A, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,000	3,000
		101,702
Oklahoma - 0.1%
Oklahoma Capitol Impt. Auth. Facilities Rev. Participating VRDN Series Merlots 07 H4, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	5,075	5,075
Oregon - 1.3%
Oregon Board of Higher Ed. Participating VRDN Series PT 4019, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,815	6,815
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,900	4,900
Oregon Dept. of Administrative Svcs. Lottery Participating VRDN Series EC 1141, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,500	10,500
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	8,300	8,346
Oregon Homeowner Rev. Participating VRDN Series MT 472, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,205	12,205
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.36% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	4,300	4,300
Portland Swr. Sys. Rev. Participating VRDN Series ROC II R 10039, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	30,415	30,415
		77,481
Pennsylvania - 3.1%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.48%, LOC Manufacturers & Traders Trust Co., VRDN (c)	9,700	9,700
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.7%, tender 6/1/08, LOC PNC Bank NA, Pittsburgh (c)	2,600	2,600
Participating VRDN:
Series LB 07 P59W, 3.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	4,975	4,975
Series Putters 1281, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,150	4,150
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.34% (Liquidity Facility Bank of New York, New York) (c)(f)	59,300	59,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.48%, LOC Unicredito Italiano SpA, VRDN (c)	$ 4,500	$ 4,500
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.54% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,000	7,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series Putters 1271, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,925	2,925
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	7,400	7,400
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	4,670	4,670
Series MS 958, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	1,600	1,600
Series Putters 371Z, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,475	5,475
Philadelphia Gas Works Rev. Participating VRDN Series DB 340, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	18,850	18,850
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,330	5,330
TRAN Series A, 4.5% 6/30/08	7,600	7,640
Philadelphia School District Participating VRDN Series PT 2793, 3.52% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,910	6,910
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series MS 773, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	4,995	4,995
Series ROC II R 9083, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	20,080	20,080
		178,100
Puerto Rico - 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Participating VRDN Series MS 06 1965, 3.49% (Liquidity Facility Morgan Stanley) (c)(f)	3,500	3,500
Rhode Island - 0.5%
Foster & Glocester Reg'l. School District BAN 4% 5/15/08	10,000	10,017
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 12,480	$ 12,480
Rhode Island Clean Wtr. Protection Fin. Agcy. Wtr. Poll. Cont. Rev. Participating VRDN Series PT 1403, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,105	5,105
		27,602
South Carolina - 1.8%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,500	5,500
Greenville County School District Installment Purp. Rev. Bonds Series PT 3393, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	15,855	15,855
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.34% (Liquidity Facility Bank of New York, New York) (c)(f)	3,745	3,745
Horry County School District Participating VRDN Series PT 2033, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,655	3,655
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.7%, VRDN (c)	2,700	2,700
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 06 252, 3.51% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	7,195	7,195
South Carolina Assoc. of Governmental Organizations (SCAGO) TAN 4.25% 4/11/08	20,311	20,363
South Carolina Gen. Oblig.:
Bonds Series ROC 692W, 3.75%, tender 1/24/08 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,090	4,090
Participating VRDN Series ROC II R 10190, 3.51% (Liquidity Facility Citibank NA) (c)(f)	9,585	9,585
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.48%, LOC Bank of America NA, VRDN (c)	6,600	6,600
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,690	3,690
Series PT 3460, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,965	9,965
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN: - continued
Series Putters 1094, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,835	$ 2,835
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.82% tender 11/1/07, CP mode	7,200	7,200
		102,978
Tennessee - 0.6%
Knoxville Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,985	10,985
Memphis Gen. Oblig. Bonds Series MS 1018, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley) (c)(f)(g)	5,385	5,385
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,980	1,980
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,400	5,400
Vanderbilt Univ. Series A, 3.57% 12/4/07, CP	14,000	14,000
		37,750
Texas - 21.1%
Alamo Cmnty. College District Participating VRDN Series BA 07 127, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	15,695	15,695
Aldine Independent School District Participating VRDN Series Putters 827, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,900	2,900
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	11,700	11,700
Austin Gen. Oblig. Participating VRDN Series DB 160, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	8,550	8,550
Austin Util. Sys. Rev. Participating VRDN Series MSDW 00 498, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	12,470	12,470
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series ROC II R 10173, 3.51% (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R6029, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,955	4,955
Bastrop Independent School District Participating VRDN Series ROC II R 492, 3.51% (Liquidity Facility Citibank NA) (c)(f)	8,150	8,150
Boerne Independent School District Participating VRDN Series Putters 626, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,155	3,155
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.68%, VRDN (c)	$ 2,600	$ 2,600
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,655	10,655
Central Texas Reg'l. Mobility Auth. Rev. Participating VRDN Series BA 07 1019, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	6,360	6,360
Comal Independent School District Participating VRDN Series PT 3917, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,360	3,360
Corsicana Independent School District Participating VRDN Series DB 111, 3.57% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,075	5,075
Crowley Independent School District Participating VRDN Series PT 3039, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,045	7,045
Dallas Area Rapid Transit Participating VRDN Series BA 07 134, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	12,500	12,500
Dallas Independent School District Participating VRDN:
Series PT 2210, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,230	7,230
Series ROC II R6069, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,920	6,920
Denton Independent School District Participating VRDN Series MS 451, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	4,015	4,015
El Paso Gen. Oblig. Participating VRDN:
Series EC 1096, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,125	7,125
Series Putters 1042, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,580	3,580
El Paso Independent School District Participating VRDN Series Putters 1035, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,265	4,265
Frenship Independent School District Participating VRDN Series DB 265, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,645	5,645
Frisco Independent School District Participating VRDN Series ROC II R 11213, 3.51% (Liquidity Facility Citibank NA) (c)(f)	7,175	7,175
Garland Independent School District Participating VRDN Series ROC II R2213, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,300	5,300
Granbury Independent School District Participating VRDN:
Series PT 3080, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,595	7,595
Series SG 129, 3.49% (Liquidity Facility Societe Generale) (c)(f)	4,815	4,815
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harlandale Independent School District Participating VRDN Series Putters 524, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,675	$ 2,675
Harris County Flood Cont. District Participating VRDN Series EGL 06 0165, 3.5% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	33,300	33,300
Harris County Gen. Oblig.:
Participating VRDN:
Series Austin 2013, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	8,890	8,890
Series PT 1623, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,900	5,900
Series Putters 1099, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,800	2,800
Series C, 3.6% 11/7/07, CP	1,600	1,600
Series D, 3.6% 11/7/07, CP	18,700	18,700
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,000	5,000
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 3.58% (Liquidity Facility BNP Paribas SA) (c)(f)	4,995	4,995
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.5% (MBIA Insured), VRDN (c)	3,300	3,300
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.47%, LOC Regions Bank of Alabama, VRDN (c)	12,915	12,915
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,500	3,500
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.47%, LOC KBC Bank NV, VRDN (c)	13,000	13,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 00 4307, 3.52% (Liquidity Facility Citibank NA) (c)(f)	9,000	9,000
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,435	5,435
Series ROC II R 2084, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,185	5,185
Houston Gen. Oblig. Participating VRDN:
Series PT 969, 3.49% (Liquidity Facility DEPFA BANK PLC) (c)(f)	22,040	22,040
Series Putters 1151, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,525	12,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.49% (Liquidity Facility Societe Generale) (c)(f)	$ 3,100	$ 3,100
Houston Independent School District Participating VRDN Series Putters 1060, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,310	5,310
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.51% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	9,135	9,135
Houston Util. Sys. Rev. Participating VRDN:
Series Austin 07 164, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	10,875	10,875
Series IXIS 05 23, 3.49% (Liquidity Facility CDC Fin. CDC IXIS) (c)(f)	10,785	10,785
Series PT 2243, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,065	7,065
Series PT 3229, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,295	5,295
Series Putters 527, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,120	3,120
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,280	2,280
Hunt Memorial Hosp. District Rev. Series 1998, 3.5% (FSA Insured), VRDN (c)	3,855	3,855
Irving Independent School District Participating VRDN:
Series 2006 274 Class A, 3.51% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	10,105	10,105
3.49% (Liquidity Facility Wells Fargo & Co.) (c)(f)	8,900	8,900
Keller Independent School District Participating VRDN Series ROC II R 7048, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,690	8,690
Klein Independent School District Participating VRDN Series PZ 180, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,735	2,735
Lamar Consolidated Independent School District Participating VRDN Series ROCS II R 10276, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,125	5,125
Lewisville Independent School District Participating VRDN Series SGA 134, 3.32% (Liquidity Facility Societe Generale) (c)(f)	1,290	1,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 4,240	$ 4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,980	1,980
McAllen Independent School District Participating VRDN Series PT 3082, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,725	11,725
Midlothian Independent School District Participating VRDN Series PT 3081, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,690	5,690
Montgomery County Gen. Oblig. Participating VRDN Series ROC II R 7037, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,875	3,875
New Caney Independent School District Participating VRDN Series MS 1286, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	9,495	9,495
North East Texas Independent School District Participating VRDN:
Series MS 06 1333, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,735	5,735
Series PT 3957, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	5,100	5,100
Series Putters 393, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,890	3,890
Series ROC II R 10193, 3.51% (Liquidity Facility Citibank NA) (c)(f)	16,330	16,330
Northside Independent School District Participating VRDN Series PT 2329, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,600	4,600
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 3.58% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,675	5,675
Series Putters 1412, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,940	2,940
Pearland Independent School District Participating VRDN:
Series PA 1449, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,665	6,665
Series SG 106, 3.58% (Liquidity Facility Societe Generale) (c)(f)	1,100	1,100
Plano Independent School District Participating VRDN Series SGA 128, 3.32% (Liquidity Facility Societe Generale) (c)(f)	1,680	1,680
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (c)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 11,285	$ 11,285
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.5% (Liquidity Facility Societe Generale) (c)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.32% (Liquidity Facility Societe Generale) (c)(f)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,540	6,540
San Antonio Elec. & Gas Rev. Participating VRDN Series DB 280, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,995	5,995
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 00 469, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	9,995	9,995
Series PT 3921, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,000	12,000
Series SG 104, 3.49% (Liquidity Facility Societe Generale) (c)(f)	5,490	5,490
Series SG 105, 3.49% (Liquidity Facility Societe Generale) (c)(f)	29,400	29,400
Series A, 3.52% 3/13/08, CP	26,000	26,000
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R553, 3.51% (Liquidity Facility Citibank NA) (c)(f)	5,160	5,160
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.34% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,000	1,000
Socorro Independent School District Participating VRDN Series ROC II R2222, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,115	4,115
Spring Independent School District Participating VRDN:
Series DB 274, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,185	10,185
Series PT 4235, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	14,100	14,100
Sunnyvale School District Participating VRDN Series Putters 619, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,525	5,525
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 3.55% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,325	10,325
Series PT 976, 3.58% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,995	7,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,435	$ 1,435
Texas Dept. of Trans. Ctfs. of Prtn. Series A, 3.65% 11/8/07, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	17,500	17,500
Texas Gen. Oblig.:
Participating VRDN:
Series DB 336, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	8,035	8,035
Series EGL 03 26 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	4,800	4,800
Series EGL 06 0125, 3.52% (Liquidity Facility Citibank NA) (c)(f)	18,900	18,900
Series LB 05 K15, 3.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	8,000	8,000
Series PT 3489, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,220	2,220
Series Putters 1024, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,890	8,890
Series ROC II R 9090, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,285	4,285
TRAN 4.5% 8/28/08	213,300	214,677
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Bonds 5% 6/1/08	5,000	5,036
Participating VRDN Series EGL 07 0135, 3.51% (Liquidity Facility Citibank NA) (c)(f)	24,295	24,295
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN Series MSTC 256, 3.51% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	11,805	11,805
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series MS 06 2033, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	17,661	17,661
Series PT 4449, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	18,985	18,985
Series Putters 1330, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,415	2,415
Series Putters 1331, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,990	2,990
Texas Trans. Mobility Fund Participating VRDN Series ROC 4083, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,495	6,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN:
Series LB 07 K60W, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 12,000	$ 12,000
Series Putters 1668, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,295	12,295
Series ROC II R 7517, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,115	5,115
Univ. of Texas Univ. Revs.:
Participating VRDN:
Series MT 354, 3.49% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	17,150	17,150
Series Putters 1646, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,100	6,100
Series A:
3.7% 12/14/07 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	20,000	20,000
3.77% 12/13/07 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,000	15,000
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,970	5,970
Series ROC II R 7041, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,720	12,720
		1,212,184
Utah - 1.0%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R2202, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,460	8,460
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series EGL 96 C4402 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	18,000	18,000
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,575	5,575
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,240	6,240
Utah Gen. Oblig. Participating VRDN Series EC 1159, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,120	9,120
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,110	5,110
		58,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.1%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.63% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	$ 1,300	$ 1,300
Fairfax County Redev. & Hsg. Auth. Rev. BAN 4% 2/12/08	3,150	3,153
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series EGL 06 91 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(f)	5,220	5,220
Series ROC II R 10115, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,615	10,615
Louisa Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
3.81% tender 11/9/07, CP mode	700	700
3.85% tender 11/16/07, CP mode	4,000	4,000
(Virginia Elec. & Pwr. Co. Proj.) Bonds Series 1984, 3.74% tender 11/30/07, CP mode	4,000	4,000
Upper Occoquan Swr. Auth. Rev. Participating VRDN Series A, 3.5% (Liquidity Facility Bank of America NA) (c)(f)	13,000	13,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	2,300	2,300
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series ROC II R 11010, 3.51% (Liquidity Facility Citibank NA) (c)(f)	19,425	19,425
		63,713
Washington - 3.6%
Central Washington Univ. Sys. Rev. Participating VRDN Series ROC II R 2121, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,300	8,300
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,000	7,000
Series ROC II R152, 3.51% (Liquidity Facility Citibank NA) (c)(f)	6,695	6,695
Series ROC II R3012, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,605	9,605
Series UBS 07 19, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	8,000	8,000
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,265	5,265
King County Rural Library District Participating VRDN Series PT 3053, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,920	3,920
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,940	$ 3,940
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 3.5% (Liquidity Facility Morgan Stanley) (c)(f)	5,000	5,000
Series PT 3466, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,040	3,040
Lewis County Pub. Util. District #1 Participating VRDN Series ROC RR II R4026, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,290	6,290
Port of Seattle Rev. Participating VRDN Series DB 168, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	6,325	6,325
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,445	3,445
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,920	4,920
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R6055, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	17,760	17,760
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,920	3,920
Washington Gen. Oblig. Participating VRDN:
Series PT 1856, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,485	5,485
Series PT 2095, 3.52% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,980	1,980
Series PT 3293, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,330	5,330
Series Putters 1199, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,610	3,610
Series Putters 1296, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,895	4,895
Series Putters 2192, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	31,955	31,955
Series Putters 509, 3.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,470	5,470
Series ROC II R 759 PB, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,035	8,035
Washington Health Care Facilities Auth. Rev. Participating VRDN Series LB 05 L1, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	20,140	20,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series A, 3.47%, LOC KeyBank NA, VRDN (c)	$ 5,000	$ 5,000
(United Way King County Proj.) 3.48%, LOC Bank of America NA, VRDN (c)	2,100	2,100
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Bonds Series A, 6% 7/1/08 (AMBAC Insured)	7,000	7,119
		204,544
West Virginia - 0.5%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 3.63%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	3,870	3,870
West Virginia High Edl. Participating VRDN Series LB 06 P96, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	15,710	15,710
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,360	2,360
Series ROC II R4067, 3.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,975	6,975
		28,915
Wisconsin - 3.6%
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,695	6,695
Milwaukee Gen. Oblig. RAN:
4.25% 3/27/08	7,800	7,821
4.5% 9/4/08	26,200	26,383
Wisconsin Gen. Oblig.:
Participating VRDN Series PT 967, 3.49% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	8,925	8,925
TRAN 4.5% 6/16/08	24,800	24,913
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	32,285	32,285
Series MT 389, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	31,000	31,000
Series PT 761, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	18,550	18,550
Series PT 873, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	10,765	10,765
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PT 917, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 12,530	$ 12,530
Series Putters 399, 3.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,795	5,795
(Nat'l. Regency of New Berlin, Inc. Proj.) 3.63%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,700	5,700
Series B, 3.47%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	8,000	8,000
3.47%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,400	5,400
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	895	895
		205,657
	Shares
Other - 2.4%
Fidelity Tax-Free Cash Central Fund, 3.5% (a)(d)	137,160	137,160
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $5,500,801)		5,500,801
NET OTHER ASSETS - 4.3%		247,413
NET ASSETS - 100%		$ 5,748,214
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $89,425,000 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Greenville County School District Installment Purp. Rev. Bonds Series PT 3393, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	4/6/06	$ 15,855
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 3.8% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 7,095
Security	Acquisition Date	Cost (000s)
Memphis Gen. Oblig. Bonds Series MS 1018, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley)	9/19/07	$ 5,385
Montgomery County Hosp. Rev. Bonds Series MT 236, 3.8%, tender 4/3/08 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	5/24/07 - 6/26/07	$ 51,900
North East Texas Independent School District Participating VRDN Series PT 3957, 3.8% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 5,100
South Carolina Gen. Oblig. Bonds Series ROC 692W, 3.75%, tender 1/24/08 (Liquidity Facility Wells Fargo & Co.)	11/29/06	$ 4,090
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Tax-Free Cash Central Fund	$ 4,726

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,363,641)	$ 5,363,641
Fidelity Central Funds (cost $137,160)	137,160
Total Investments (cost $5,500,801)		$ 5,500,801
Cash		277,568
Receivable for investments sold		61,971
Receivable for fund shares sold		108,500
Interest receivable		48,129
Distributions receivable from Fidelity Central Funds		409
Receivable from investment adviser for expense reductions		27
Other receivables		1,393
Total assets		5,998,798

Liabilities
Payable for investments purchased Regular delivery	$ 139,256
Delayed delivery	9,653
Payable for fund shares redeemed	97,797
Distributions payable	265
Accrued management fee	1,176
Distribution fees payable	400
Other affiliated payables	1,925
Other payables and accrued expenses	112
Total liabilities		250,584

Net Assets		$ 5,748,214
Net Assets consist of:
Paid in capital		$ 5,747,470
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		746
Net Assets		$ 5,748,214
Daily Money Class: Net Asset Value, offering price and redemption price per share ($894,991 ÷ 894,341 shares)		$ 1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($507,509 ÷ 507,161 shares)		$ 1.00
Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($4,345,714 ÷ 4,344,624 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2007

Investment Income
Interest		$ 163,031
Income from Fidelity Central Funds		4,726
Total income		167,757

Expenses
Management fee	$ 11,747
Transfer agent fees	9,444
Distribution fees	4,481
Accounting fees and expenses	409
Custodian fees and expenses	69
Independent trustees' compensation	16
Registration fees	778
Audit	56
Legal	21
Miscellaneous	26
Total expenses before reductions	27,047
Expense reductions	(8,890)	18,157
Net investment income		149,600
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	577
Capital gain distributions from Fidelity Central Funds	25
Total net realized gain (loss)		602
Net increase in net assets resulting from operations		$ 150,202

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 149,600	$ 97,800
Net realized gain (loss)	602	220
Net increase in net assets resulting from operations	150,202	98,020
Distributions to shareholders from net investment income	(149,597)	(97,793)
Share transactions - net increase (decrease)	1,951,132	841,473
Total increase (decrease) in net assets	1,951,737	841,700

Net Assets
Beginning of period	3,796,477	2,954,777
End of period (including distributions in excess of net investment income of $2 and distributions in excess of net investment income of $2, respectively)	$ 5,748,214	$ 3,796,477

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.030	.027	.016	.005	.005
Distributions from net investment income	(.030)	(.027)	(.016)	(.005)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.07%	2.72%	1.58%	.47%	.52%
Ratios to Average Net Assets B, C
Expenses before reductions	.73%	.73%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.54%	.54%	.61%	.69%	.68%
Net investment income	3.03%	2.70%	1.60%	.49%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 895	$ 617	$ 575	$ 625	$ 544

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.028	.024	.013	.002	.003
Distributions from net investment income	(.028)	(.024)	(.013)	(.002)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.81%	2.46%	1.33%	.23%	.30%
Ratios to Average Net Assets B, C
Expenses before reductions	.98%	.98%	.99%	.99%	.99%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.94%	.93%
Expenses net of all reductions	.82%	.79%	.86%	.93%	.91%
Net investment income	2.74%	2.45%	1.35%	.25%	.29%
Supplemental Data
Net assets, end of period (in millions)	$ 508	$ 519	$ 524	$ 504	$ 369

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.033	.029	.018	.007	.008
Distributions from net investment income	(.033)	(.029)	(.018)	(.007)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.32%	2.97%	1.84%	.73%	.78%
Ratios to Average Net Assets B, C
Expenses before reductions	.48%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.29%	.29%	.36%	.44%	.43%
Net investment income	3.28%	2.95%	1.85%	.74%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 4,346	$ 2,661	$ 1,856	$ 1,049	$ 495

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	154
Undistributed long-term capital gain	49
Cost for federal income tax purposes	$ 5,500,801

The tax character of distributions paid was as follows:

	October 31, 2007	October 31, 2006
Tax-exempt Income	$ 149,597	$ 97,793

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	.00%	.25%	$ 1,796	$ 121
Capital Reserves Class	.25%	.25%	2,685	80
			$ 4,481	$ 201

Sales Load. FDC, receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. For the period, FDC retained no sales load from Daily Money Class.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Daily Money Class	$ 1,441
Capital Reserves Class	1,079
Fidelity Tax-Free Money Market Fund	6,924
$ 9,444

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Daily Money Class	.70%	$ 209
Capital Reserves Class	.95%	166
Fidelity Tax-Free Money Market Fund	.45%	1,034
		$ 1,409

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions - continued

accounting expenses by $69 and $409, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Daily Money Class	$ 1,090
Capital Reserves Class	618
Fidelity Tax-Free Money Market Fund	5,295
$ 7,003

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2007	2006
From net investment income
Daily Money Class	$ 21,760	$ 16,602
Capital Reserves Class	14,895	12,386
Fidelity Tax-Free Money Market Fund	112,942	68,805
Total	$ 149,597	$ 97,793

Annual Report

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Years ended October 31,
	2007	2006
Daily Money Class Shares sold	3,934,105	3,146,123
Reinvestment of distributions	20,620	15,597
Shares redeemed	(3,676,834)	(3,119,787)
Net increase (decrease)	277,891	41,933
Capital Reserves Class Shares sold	2,580,492	2,528,347
Reinvestment of distributions	14,579	12,181
Shares redeemed	(2,606,485)	(2,545,253)
Net increase (decrease)	(11,414)	(4,725)
Fidelity Tax-Free Money Market Fund Shares sold	18,322,614	11,423,682
Reinvestment of distributions	111,253	67,656
Shares redeemed	(16,749,212)	(10,687,073)
Net increase (decrease)	1,684,655	804,265

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Tax-Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (a fund of Fidelity Newbury Street Trust) at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Tax-Exempt Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 370 funds advised by FMR or an affiliate. Mr. Curvey oversees 340 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Newbury Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Newbury Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Newbury Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Newbury Street Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Senior Vice President of FIMM (2003-present) and Vice President of FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (58)

Year of Election or Appointment: 2001

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Tax Exempt Fund - Capital Reserves Class voted to pay on December 3, 2007, to shareholders of record at the opening of business on November 30, 2007, a distribution of $.00001 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31 2007, $549,488, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the Tax Exempt Fund - Capital Reserves Class's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax-Exempt Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods.

For Treasury Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Daily Money Class and Advisor B Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Daily Money Class and Advisor B Class show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For Prime Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Daily Money Class and Capital Reserves Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

For Tax-Exempt Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Fidelity Tax-Free Money Market Fund (retail class) and Capital Reserves Class, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Tax-Free Money Market Fund (retail class) and Capital Reserves Class show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Daily Money Class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Annual Report

Prime Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Daily Money Class of the fund was in the second quartile for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Tax-Exempt Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Tax-Free Money Market Fund (retail class) was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 13% would mean that 87% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Treasury Fund

Prime Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Tax-Exempt Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2006.

Annual Report

Daily Money Class (25 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Daily Money Class of each fund ranked above its competitive median for 2006.

Capital Reserves Class (50 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Capital Reserves Class of each of Treasury Fund and Prime Fund ranked equal to its competitive median for 2006, and the total expenses of Capital Reserves Class of Tax-Exempt Fund ranked above its competitive median for 2006.

Advisor B Class and Advisor C Class (100 basis point 12b-1 fee classes of Treasury Fund): The Board noted that the total expenses of each class ranked above its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in most cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TFM-UANN-1207
1.784782.104

Item 2. Code of Ethics

As of the end of the period, October 31, 2007, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Prime Fund, Tax-Exempt Fund and Treasury Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Prime Fund	$84,000	$77,000
Tax-Exempt Fund	$47,000	$42,000
Treasury Fund	$52,000	$44,000
All funds in the Fidelity Group of Funds audited by PwC	$14,400,000	$13,400,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended October 31, 2007 and October 31, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Prime Fund	$0	$0
Tax-Exempt Fund	$0	$0
Treasury Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Prime Fund	$1,900	$1,800
Tax-Exempt Fund	$1,900	$1,800
Treasury Fund	$1,900	$1,800
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Prime Fund	$10,300	$9,600
Tax-Exempt Fund	$3,400	$3,100
Treasury Fund	$2,800	$2,400
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$275,000	$20,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2007 and October 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2007 and October 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2007 and October 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2007 and October 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2007 and October 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2007 and October 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate fees billed by PwC of $2,025,000A and $740,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$300,000	$40,000
Non-Covered Services	$1,725,000	$700,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 27, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 27, 2007